As filed via EDGAR with the Securities and Exchange Commission on
                                  May 26, 1998


                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           | |

                         Pre-Effective Amendment No.                         |_|



                       Post-Effective Amendment No. 52                       |X|



                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        | |



                       Post-Effective Amendment No. 91                       |X|
                       -------------------------------
                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)



                            One Chase Manhattan Plaza
                            New York, New York 10081
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600


George Martinez, Esq.      Peter Eldridge, Esq.       Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------


(Name and Address of Agent for Service)


It is proposed that this filing will become effective:



     | | immediately upon filing pursuant to    |X| on (June 29, 1998)
         paragraph (b)                              pursuant toparagraph (b)
     | | 60 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(1)                           paragraph (a)(1)
     | | 75 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) rule 485.



If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1997 was filed on January 22, 1998.

                               MUTUAL FUND GROUP
                      Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) Under the Securities Act of 1933



                            U.S. TREASURY INCOME FUND
                                  BALANCED FUND
                               EQUITY INCOME FUND
                             GROWTH AND INCOME FUND
                               CAPITAL GROWTH FUND
                              LARGE CAP EQUITY FUND
                                    BOND FUND
                              SHORT-TERM BOND FUND
                            INTERNATIONAL EQUITY FUND
                              SMALL CAP EQUITY FUND
                         U.S. GOVERNMENT SECURITIES FUND
                               AMERICAN VALUE FUND
                              SOUTHEAST ASIAN FUND
                                   JAPAN FUND
                                  EUROPEAN FUND
                          SMALL CAP OPPORTUNITIES FUND
                          SELECT GROWTH AND INCOME FUND
                           LATIN AMERICAN EQUITY FUND
                                   FOCUS FUND

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------
                    Captions apply to all Prospectuses except where
                    indicated in parenthesis. Parenthesis indicate
                    captions for Institutional Shares Prospectuses

     1              Front Cover Page                                            *

     2(a)           Expense Summary                                             *

      (b)           Not Applicable                                              *

     3(a)           Financial Highlights                                        *

      (b)           Not Applicable                                              *

      (c)           Performance Information                                     *


     4(a)(b)        Other Information                                           *
                    Concerning the Fund;
                    Fund Objective; Investment
                    Policies

      (c)           Fund Objective; Investment                                  *
                    Policies

      (d)           Not Applicable                                              *

     5(a)           Management                                                  *

      (b)           Management                                                  *

      (c)(d)        Management; Other Information Concerning the Fund           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Other Information Concerning                                *
                    the Fund; Back Cover Page

      (f)           Other Information Concerning                                *
                    the Fund

      (g)           Not Applicable                                              *

     5A             Not Applicable                                              *

     6(a)           Other Information Concerning                                *
                    the Fund

      (b)           Not Applicable                                              *

      (c)           Not Applicable                                              *

      (d)           Not Applicable                                              *

      (e)(f)        About Your Investment; How to Buy, Sell                     *
                    and Exchange Shares (How to Purchase, Redeem
                    and Exchange Shares); How Distributions Are
                    Made; Tax Information; Other Information
                    Concerning the Fund; Make the Most of Your
                    Vista Privileges.

      (f)           How Distributions are Made;                                 *
                    Tax Information

      (g)           How Distributions are Made;                            Tax Matters
                    Tax Information

      (h)           About Your Investment; How to Buy,                          *
                    Sell and Exchange Shares (How to
                    Purchase, Redeem and Exchange Shares);
                    Other Information Concerning the Fund

     7(a)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (b)           How the Fund Values its Shares;                             *
                    How to Buy, Sell and Exchange
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (c)           Not Applicable                                              *

      (d)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem and
                    Exchange Shares)


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Management; Other Information                               *
                    Concerning the Fund

      (f)           Other Information Concerning the                            *
                    Fund

     8(a)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (b)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (c)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (d)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

     9              Not Applicable                                              *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

    10                    *                                           Front Cover Page

    11                    *                                           Front Cover Page

    12                    *                                           Not Applicable

    13(a)(b)        Fund Objective; Investment                        Investment Policies
                    Policies                                          and Restrictions

    14(c)                 *                                           Management of the Trust and
                                                                      Funds or Portfolios

      (b)                 *                                           Not Applicable

      (c)                 *                                           Management of the Trust and
                                                                      Funds or Portfolios

    15(a)                 *                                           Not Applicable

      (b)                 *                                           General Information

      (c)                 *                                           General Information

    16(a)           Management                                        Management of the Trust and
                                                                      Funds or Portfolios

      (b)           Management                                        Management of the Trust and
                                                                      Funds or Portfolios

      (c)           Other Information Concerning                      Management of the Trust and
                    the Fund                                          Funds or Portfolios

      (d)           Management                                        Management of the Trust and
                                                                      Funds or Portfolios

      (e)                 *                                           Not Applicable

                                      -iv-

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

      (f)           How to Buy, Sell and Exchange Shares              Management of the Trust and
                    (How to Purchase, Redeem and Exchange Shares);    Funds or Portfolios
                    Other Information Concerning the Fund

      (g)                 *                                           Not Applicable

      (h)                 *                                           Management of the Trust and
                                                                      Funds or Portfolios;
                                                                      Independent Accountants

      (i)                 *                                           Not Applicable

    17              Investment Policies                               Investment Policies and Restrictions

    18(a)           Other Information Concerning the Fund;            General Information
                    How to Buy, Sell and Exchange Shares
                    (How to Purchase, Redeem and Exchange
                    Shares)

      (b)                 *                                           Not Applicable

    19(a)           How to Buy, Sell and Exchange Shares              Purchases, Redemptions and Exchanges
                    (How to Purchase, Redeem and Exchange
                    Shares)


      (b)           How the Fund Values its Shares; How to            Determination of Net Asset Value
                    Buy, Sell and Exchange Shares (How to
                    Purchase, Redeem and Exchange Shares)


      (c)                 *                                           Purchases, Redemptions and Exchanges

    20              How Distributions are Made; Tax Information       Tax Matters

    21(a)                 *                                           Management of the Trust and Funds
                                                                      or Portfolios

      (b)                 *                                           Management of the Trust and Funds
                                                                      or Portfolios

      (c)                 *                                           Not Applicable

    22                    *                                           Performance Information

    23                    *                                           Not Applicable

                                EXPLANATORY NOTE

     Prospectuses for the Class A, Class B and Class C Shares of Capital Growth Fund, Equity Income Fund, Growth and Income Fund and Small Cap Opportunities Fund, Prospectuses for the Class A and Class B Shares of Balanced Fund, Bond Fund, European Fund, International Equity Fund, Japan Fund, Large Cap Equity Fund, Small Cap Equity Fund, Southeast Asian Fund, Prospectuses for the Class A Shares of Short-Term Bond Fund, U.S. Government Securities Fund and U.S. Treasury Income Fund, the Prospectus for Shares of American Value Fund and the Prospectuses for the Institutional Shares of Bond Fund, Capital Growth Fund, Growth and Income Fund, Large Cap Equity Fund, Small Cap Equity Fund, Short-Term Bond Fund and U.S. Government Securities Fund are incorporated by reference to Amendment No. 50 to the Registration Statement on Form N-1A of the Registrant filed on February 27, 1998.

     The Prospectus for Class A and Class B shares of Latin American Equity Fund is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(c) of the Securities Act of 1933, as amended, on March 13, 1998.

     The Statement of Additional Information for American Value Fund, Balanced Fund, Bond Fund, Capital Growth Fund, Equity Income Fund, Growth and Income Fund, Large Cap Equity Fund, Short Term Bond Fund, Small Cap Equity Fund, Small Cap Opportunities Fund, U.S. Government Securities Fund and U.S. Treasury Income Fund and the Statement of Additional Information for European Fund, International Equity Fund, Japan Fund, Latin American Equity Fund and Southeast Asian Fund are incorporated by reference to Amendment No. 50 to the Registration Statement on Form N-1A of the Registrant filed on February 27, 1998.

     The Prospectus and Statement of Additional Information for Select Growth and Income Fund is incorporated by reference to Amendment No. 47 to the Registration Statement on Form N-1A of the Registrant filed on December 15, 1997.

                    Subject to Completion--Dated May 26, 1998

                            [CHASE VISTA FUNDS LOGO]

                                   PROSPECTUS
                                   FOCUS FUND

                             CLASS A, B AND C SHARES

--------------------------------------------------------------------------------
                              INVESTMENT STRATEGY:
                              CAPITAL APPRECIATION.
--------------------------------------------------------------------------------


June 30, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its June 30, 1998 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this Prospectus by reference. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the SAI, the Fund's Annual Report to Shareholders and other information regarding the Fund which has been electronically filed with the Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This statement of additional information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                TABLE OF CONTENTS

Expense Summary .............................................................   4
 The expenses you might pay on your Fund investment, including examples

Fund Objective ..............................................................   6

Investment Policies .........................................................   6
 The kinds of securities in which the Fund invests, investment policies and techniques, and risks

Management ..................................................................  10
 Chase Manhattan Bank, the Fund's adviser; Chase Asset Management, the Fund's sub-adviser, and the individuals who manage the Fund

About Your Investment .......................................................  11
 Choosing a share class

How to Buy, Sell and Exchange Shares ........................................  12

How the Fund Values Its Shares ..............................................  20

How Distributions Are Made; Tax Information .................................  20
 How the Fund distributes its earnings, and tax treatment related to those earnings

Other Information Concerning the Fund .......................................  21
 Distribution plans, shareholder servicing agents, administration, custodian, expenses and organization

Performance Information .....................................................  26
 How performance is determined, stated and/or advertised

Make the Most of Your Chase Vista Privileges ................................  27

                                 EXPENSE SUMMARY
                                 ---------------
Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on estimated expenses for the current fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                           Class A     Class B     Class C
                                                           Shares      Shares      Shares
                                                           -------     -------     -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ..................... 5.75%       None        None
Maximum Deferred Sales Charge
  (as a percentage of the lower of original purchase price
  or redemption proceeds)* ................................ None        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee ................................... 0.40%       0.40%       0.40%
12b-1 Fee** ............................................... 0.25%       0.75%       0.75%+
Shareholder Servicing Fee*** (after waivers) .............. 0.15%       0.25%       0.25%+
Other Expenses**** (after estimated waivers
   and reimbursements)..................................... 0.45%       0.45%       0.45%
                                                            ----        ----        ----
Total Fund Operating Expenses**** (after estimated
  (waivers and reimbursements)............................. 1.25%       1.85%       1.85%
                                                            ====        ====        ====
EXAMPLES
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:             1 Year     3 Years
                                       ------     -------
Class A Shares++ ...................    $70        $95
Class B Shares:
 Assuming complete redemption at the
 end of the period+++ .............     $70        $91
 Assuming no redemptions ...........    $19        $58
Class C Shares:
 Assuming complete redemption at the
 end of the period+++ .............     $29        $58
 Assuming no redemptions ...........    $19        $58


  * The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. The maximum deferred sales charge on Class C shares applies to redemptions during the first year after purchase; the charge is 1% during the first year and zero thereafter. See "How to Buy, Sell and Exchange Shares."

 ** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A, Class B and Class C shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

*** A shareholder servicing fee of up to 0.25% of the average daily net assets of Class A shares is payable to certain shareholder servicing agents who are not affiliated with Chase. See "Other Information Concerning the Fund-- Shareholder Servicing Agents."

****Reflects current waivers and reimbursements to maintain Total Operating
    Expenses at the levels indicated in the table above. Absent such waivers and reimbursements, Other Expenses for each class would be 0.88% and Total Fund Operating Expenses for Class A, Class B and Class C would be 1.78%, 2.28% and 2.28%, respectively.

  + Beginning with the 13th month following the purchase of Class C shares by their customers, broker-dealers receive payments at an annual rate of 1.00% of the average daily net asset value of the Class C shares invested in the Fund by their customers, consisting of a 12b-1 distribution fee at an annual rate of 0.75% of such assets and a service fee at an annual rate of 0.25% of such assets.

 ++ Assumes deduction at the time of purchase of the maximum sales charge.

+++ Assumes deduction at the time of redemption of the maximum deferred sales charge.

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE
--------------

The Fund seeks capital appreciation. The Fund is not intended to be a complete investment program and there is no assurance it will achieve its objective.

INVESTMENT POLICIES
-------------------

INVESTMENT APPROACH

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks of established companies with market capitalizations in excess of $1 billion at the time of purchase by the Fund. These companies will consist primarily of U.S. companies and may also include multinational companies that issue American Depositary Receipts.

The Fund will seek to invest in the securities of the 25 companies identified by the Fund's advisers as having the most favorable characteristics through a disciplined investment approach involving (i) the application of a quantitative evaluation model to a universe of over 900 issuers with a market capitalization in excess of $1 billion and (ii) a qualitative fundamental analysis, including extensive company-specific and industry-specific analysis, of the issuers identified by the model.

Investment Process. The Fund's advisers initially employ a proprietary quantitative model, originally developed in 1987, which seeks to identify undervalued stocks with a catalyst for positive change. The model utilizes both value and growth/momentum factors.

After the quantitative model identifies stocks with those characteristics deemed most favorable, the Fund's advisers apply a research-intensive fundamental analysis to select the 25 stocks which they believe offer the most favorable prospects for capital appreciation. Fundamental research of top prospects identified by the model typically includes interviews with industry analysts, meetings with company management, analysis of products and market niches, study of projected earnings per share potential and evaluations of competitive strengths and weaknesses. In applying this fundamental analysis, the Fund's advisers adhere to industry concentration limits by maintaining representation in a variety of sectors. Sector emphasis is adjusted based upon the advisers' outlook for earnings in various market sectors.

On at least a monthly basis, and on a more frequent basis when deemed appropriate, the Fund's advisers will again seek to identify the 25 companies with the most favorable characteristics by applying the quantitative model and fundamental analysis described above. The Fund's advisers will then seek to adjust the Fund's portfolio so that it again generally consists of approximately equally weighted holdings in the 25 companies identified after reapplying this process. When adjusting the Fund's portfolio in this manner and when otherwise deemed appropriate by the Fund's advisers, the Fund may vary the weightings of its portfolio holdings and temporarily hold the securities of more or less than 25 companies. The Fund's advisers also use the quantitative model and fundamental analysis to frequently monitor investments held by the Fund. This process will identify those investments of the Fund which have lost value or growth potential and will result in the reevaluation of such investments based upon, among other factors, valuations and earnings relative to peers.

The Fund may invest any portion of its assets not invested in equity securities in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. At times when the Fund's advisers deem it advisable to limit the Fund's exposure to the equity markets, the Fund may invest up to 20% of its total assets in U.S. Government obligations (exclusive of any investments in money market instruments). To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Instead of investing directly in underlying securities, the Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objectives and policies.

The Fund is classified as a "non-diversified" fund under federal securities law.

WHO MAY WANT TO INVEST

This Fund may be most appropriate for investors who....

[bullet] Are seeking long-term growth of capital
[bullet] Are investing for goals several years away
[bullet] Own or plan to own other types of investments for diversification purposes
[bullet] Can assume stock market risk and the risk associated with investing in a small number of securities

This Fund may NOT be appropriate for investors who are unable to tolerate frequent up and down price changes, are investing for short-term goals or who are in need of current income.

OTHER INVESTMENT PRACTICES

The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI. Except as otherwise indicated below, the Fund is not subject to any percentage limits with respect to the practices described below.

DEPOSITARY RECEIPTS. The Fund may invest its assets in securities of multinational companies in the form of American Depositary Receipts or other similar securities representing securities of foreign isssuers. The Fund treats American Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Unsponsored Depositary receipts may not carry comparable voting rights to sponsored Depositary Receipts, and a purchaser of unsponsored Depositary Receipts may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MONEY MARKET INSTRUMENTS. The Fund may invest in cash or high-quality, short-term money market instruments. These instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income or to defray expenses. These transactions must be fully collateralized at all times. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.


OTHER INVESTMENT COMPANIES. Apart from being able to invest all of its investable assets in another investment company having substantially the same investment objectives and policies, the Fund may invest up to 10% of its total assets in shares of money market funds, subject to applicable regulatory limitations. Additional fees and expenses will be charged by other investment companies.


DERIVATIVES AND RELATED INSTRUMENTS. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments) and (ii) enter into swaps, futures contracts and options on futures contracts.


There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions, when used for purposes other than hedging, may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of the Fund in those transactions. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of the Fund's buy and sell transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups.

LIMITING INVESTMENT RISKS
Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees) or (b) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (b) above and investment policies designated as fundamental in the SAI, the Fund's investment policies (including its investment objective) are not fundamental. The Trustees may change any non- fundamental investment policy without shareholder approval.

RISK FACTORS
The Fund does not constitute a balanced or complete investment program, and the net asset value of its shares will fluctuate based on the value of the securities held by the Fund. The Fund is subject to the general risks and considerations associated with equity investing as well as the risks discussed herein.

Because the Fund is "non-diversified" and will invest in fewer issuers than a typical mutual fund, the value of the Fund's shares is more susceptible to developments affecting issuers in which the Fund invests.

For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT
----------

THE FUND'S ADVISERS
The Chase Manhattan Bank ("Chase") is the Fund's investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the Fund's sub-investment adviser under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.


Similar to other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies are unable to distinguish between the year 1900 and the year 2000

(typically, this is called the "Year 2000 Issue"). The Year 2000 Issue could have a negative impact on handling securities trades, pricing and account services and could otherwise have a material adverse effect on the Fund's business, operations and/or investments. During 1996, the Fund's advisers commenced a review of, and continue to review, the Year 2000 Issue as it may affect the Fund, both directly and through the systems of the Fund's other service providers, and are taking steps reasonably designed to address any Year 2000 Issues. In light of these remedial steps, the Fund's advisers expect that their systems and the systems of the Fund's other service providers will be adapted to deal with the Year 2000 Issue before the beginning of the year 2000. There can be no assurance, however, that the systems of the advisers or the Fund's other service providers will be successfully adapted to deal with the Year 2000 Issue, or that interaction with other third-party computer systems which are not prepared for the Year 2000 Issue will not impair their services at that time, or that the Year 2000 Issue will not have an adverse effect on companies whose securities are held by the Fund or on global markets or economies generally.


PORTFOLIO MANAGER. David Klassen, Director, U.S Funds Management and Equity Research at Chase, Greg Adams, a Senior Portfolio Manager at Chase, and the Equity Research Team at CAM, under the direction of Pamela Carlton, Director of Equity Research at Chase, have been responsible for the management of the Fund since its inception. Mr. Klassen is responsible for asset allocation and investment strategy for Chase's domestic equity portfolios. Mr. Klassen joined Chase in 1992. Prior to joining Chase, Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Mr. Klassen is also a manager of Small Cap Equity Fund and Capital Growth Portfolio. Mr. Adams joined Chase in 1987 and is also a manager of Growth and Income Portfolio, Balanced Fund and Large Cap Equity Fund. Ms. Carlton joined Chase in 1996. For the fourteen years prior to joining Chase, Ms. Carlton held various positions at Morgan Stanley & Co. Inc., including, most recently, director of global equity research operations, responsible for global coordination of research. From 1994-95, Ms. Carlton was the co-director of U.S. equity research, where she co-managed sellside research. From 1992-94, Ms. Carlton was a principal in the fixed income private placement group responsible for structuring, pricing and selling debt private placements.

ABOUT YOUR INVESTMENT
---------------------

CHOOSING A SHARE CLASS

CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any sales charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares have lower combined 12b-1 and service fees than Class B and Class C shares. See "How to Buy, Sell and Exchange Your

Shares" and "Other Information Concerning the Fund."

CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to an annually declining contingent deferred sales charge ("CDSC") if redeemed within a specified period after purchase. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Class B shares also have higher combined 12b-1 and service fees than Class A shares.

Class B shares automatically convert into Class A shares, based on relative net asset value, at the beginning of the ninth year after purchase. For more information about the conversion of Class B shares, see the SAI. This discussion will include information about how shares acquired through reinvestment of distributions are treated for conversion purposes. Until conversion, Class B shares will have a higher expense ratio and pay lower dividends than Class A shares because of the higher combined 12b-1 and service fees. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

CLASS C SHARES. Class C shares are sold without an initial sales charge, which provides the investor the benefit of putting all of the investor's dollars to work from the time the investment is made. If redeemed within one year after purchase, Class C shares are subject to a CDSC equal to 1% of the lesser of their original cost or the net asset value at the time of the redemption. If you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption at the then-current share price. Class C shares, like Class B shares, have higher combined 12b-1 and service fees than Class A shares and, as a consequence, pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Unlike Class B shares, Class C shares do not convert into any other class of shares of the Fund. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides a more suitable investment for you depends on a number of factors, including the amount and intended length of the investment. If you are making an investment that qualifies for reduced sales charges, you might consider Class A shares. If you prefer not to pay an initial sales charge and anticipate holding your shares for a number of years, you might consider Class B shares. If you prefer not to pay an initial sales charge and you are uncertain as to the intended length of your investment, you might consider Class C shares. In almost all cases, if you are a long-term investor planning to purchase $250,000 or more of the Fund's shares you will pay lower aggregate charges and expenses by purchasing Class A shares.

HOW TO BUY, SELL
AND EXCHANGE SHARES
-------------------

HOW TO BUY SHARES

You can open a Fund account with as little as (i) $2,500 for regular accounts, (ii) $1,000 for participating traditional and Roth IRAs, SEP-IRAs and the Systematic Investment Plan, (iii) $500 for participating Education IRAs or
(iv) $25 for Simple IRAs. Additional investments can be made at any time with as little as $100 (or for $25 for participating Simple IRAs). The Fund and its distributor reserve the right to modify the minimum initial investment with respect to certain accounts. You can buy Fund shares three ways--through an investment representative, through the Fund's distributor by completing an application and mailing it and your check in the amount you wish to invest to the Chase Vista Service Center, or through the Systematic Investment Plan.


All purchases made by check should be in U.S. dollars and made payable to the Chase Vista Funds. Third party checks, credit cards and cash will not be accepted. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time. When purchases are made by check, redemptions will not be allowed until the check clears, which may take 15 calendar days or longer. In addition, the redemption of shares purchased through Automated Clearing House (ACH) will not be allowed until your payment clears, which may take 7 business days or longer.

BUYING SHARES THROUGH THE FUND'S DISTRIBUTOR. Complete and return the enclosed application and your check in the amount you wish to invest to the Chase Vista Service Center.

BUYING SHARES THROUGH SYSTEMATIC INVESTING. You can make regular investments of $100 or more per transaction through automatic periodic deduction from your bank checking or savings account. Shareholders electing to start this Systematic Investment Plan when opening an account should complete Section 8 of the account application. Current shareholders may begin such a plan at any time by sending a signed letter and a deposit slip or voided check to the Chase Vista Service Center. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

Shares are purchased at the public offering price, which is based on the net asset value next determined after the Chase Vista Service Center receives your order in proper form. In most cases, in order to receive that day's public offering price, the Chase Vista Service Center must receive your order in proper form before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price. Orders are in proper form only after funds are converted to federal funds.

If you are considering redeeming or exchanging shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Fund may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, the Fund will not issue certificates for your Class A or Class C shares unless you request them. Due to the conversion feature of Class B shares, certificates for Class B shares will not be issued and all Class B shares will be held in book entry form.

                                 Class A Shares
                                 --------------

The public offering price of Class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The Fund receives the net asset value. The sales charge is allocated between your broker-dealer and the Fund's distributor as shown in the following table, except when the Fund's distributor, in its discretion, allocates the entire amount to your broker-dealer.


                                    Sales charge as a
                                      percentage of:                  Amount of sales
                                -------------------------            charge reallowed
Amount of transaction at        Offering       Net amount       to dealers as a percentage
offering price ($)                Price         invested             of offering price
-----------------------------   --------       ----------       --------------------------
Under 100,000                     5.75            6.10                     5.00
100,000 but under 250,000         3.75            3.90                     3.25
250,000 but under 500,000         2.50            2.56                     2.25
500,000 but under 1,000,000       2.00            2.04                     1.75


There is no initial sales charge on purchases of Class A shares of $1 million or more.

The Fund's distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Fund's distributor may withhold such payments with respect to short-term investments.

                                 Class B Shares
                                 --------------

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.

Year      1      2      3      4      5      6      7     8+
-------------------------------------------------------------
CDSC     5%     4%     3%     3%     2%     1%     0%     0%

In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares, and the distributor receives the entire amount of any CDSC you pay.

                                 Class C Shares
                                 --------------

Class C shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within one year after purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.

In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 1.00% of the offering price on sales of Class C shares, and the distributor receives the entire amount of any CDSC you pay.

GENERAL

You may be eligible to buy Class A shares at reduced sales charges. Consult your investment representative or the Chase Vista Service Center for details about Vista's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans, and other plans. Descriptions are also included in the enclosed application and in the SAI. Sales charges are waived if you are using redemption proceeds received within the prior ninety days from non-Chase Vista mutual funds to buy your shares, and on which you paid a front-end or contingent deferred sales charge.

Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both Chase Vista and non-Chase Vista mutual funds. With Board of Trustee approval, the money that is invested in Chase Vista Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares without a sales charge. These investments will also be included for purposes of the discount privileges and programs described above.

The Fund may sell Class A shares at net asset value without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of Chase, the Fund's distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Chase Vista fund shares), financial institution trust departments investing an aggregate of $1 million or more in the Chase Vista Funds and clients of certain administrators of tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in the Chase Vista Funds.

For purchases of the Fund's Class A shares made from January 1, 1998 through December 31, 1998, no initial sales charge will be assessed if you are investing through an IRA or other qualified plan for which The Chase Manhattan Bank or its designee serves as trustee or custodian, and additional investments in Class A shares of the Fund through such an IRA or qualified plan made subsequent to 1998 will not be subject to initial sales charges for the life of the Fund account. No initial sales charge will apply to the purchase of the Fund's Class A shares if you are investing through a qualified retirement plan where a portion of the plan was invested in the Chase Vista Funds, any qualified retirement plan with 50 or more participants, or an individual participant in a tax-qualified plan making a tax-free rollover or transfer of assets from the plan in which Chase or an affiliate serves as trustee or custodian of the plan or manages some portion of the plan's assets.

Purchases of the Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services. Purchases of the Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Investors may incur a fee if they effect transactions through a broker or agent.

Purchases of the Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's distributor or the Chase Vista Service Center.

Shareholders of record of any Chase Vista fund as of November 30, 1990 and certain immediate family members may purchase the Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any Chase Vista fund, provided there is no change in account registration.

The Fund may sell Class A shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company. The CDSC will be waived on redemption of Class B or Class C shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B or Class C shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B or Class C account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

The Fund reserves the right to change any of these policies on purchases without an initial sales charge at any time and may reject any such purchase request.

For shareholders that bank with Chase, Chase may aggregate investments in the Chase Vista Funds with balances held in Chase bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. Chase and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the Chase Vista Funds.

Shareholders of other Chase Vista funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

HOW TO SELL SHARES

You can sell your Fund shares any day the New York Stock Exchange is open, either directly to the Fund or through your investment representative. The Fund will only forward redemption payments on shares for which it has collected payment of the purchase price.

SELLING SHARES DIRECTLY TO THE FUND. Send a signed letter of instruction to the Chase Vista Service Center, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form, less any applicable CDSC. In order to receive that day's net asset value, the Chase Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee.

If you want your redemption proceeds sent to an address other than your address as it appears on Vista's records, a signature guarantee is required. The Fund may require additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact the Chase Vista Service Center for details.

DELIVERY OF PROCEEDS. The Fund generally sends you payment for your shares the business day after your request is received in proper form, assuming the Fund has collected payment of the purchase price of your shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS. You may use Vista's Telephone Redemption Privilege to redeem shares from your account. Telephone redemption requests in excess of $25,000 will only be made by wire or ACH transfer to a bank account on record with the Fund. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. No redemption proceeds will be mailed to an address which has been changed within the preceding 30 days. The Telephone Redemption Privilege may be modified or terminated without notice.

SYSTEMATIC WITHDRAWAL. You can make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts. Call the Chase Vista Service Center at 1-800-34-VISTA for complete instructions.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $500 due to redemptions or if you purchase through the Systematic Investment Plan and fail to meet the Fund's investment minimum within a twelve month period. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption. In the event the Fund redeems Class B or Class C shares pursuant to this provision, no CDSC will be imposed.

HOW TO EXCHANGE YOUR SHARES

You can exchange your shares for shares of the same class of certain other Chase Vista funds at net asset value beginning 15 days after purchase. Not all Chase Vista funds offer all classes of shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully and retained for future reference. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. In computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

EXCHANGING TO MONEY MARKET FUNDS. An exchange of Class B or Class C shares into any of the Chase Vista money market funds (other than Prime Money Market Fund's Class B and Class C shares, respectively) will be treated as a redemption--and therefore subject to the conditions of the CDSC--and a subsequent purchase. Class B or Class C shares of any Chase Vista non-money market fund may be exchanged into the Class B or Class C shares of the Prime Money Market Fund, respectively, in order to continue the aging of the initial purchase of such shares.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista funds. Shares of certain Chase Vista funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where

Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving the Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

REINSTATEMENT PRIVILEGE. Upon written request, Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

HOW THE FUND
VALUES ITS SHARES
-----------------

The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE; TAX INFORMATION
---------------------

The Fund distributes any net investment income at least quarterly and any net capital gain at least annually. Capital gains are distributed after deducting any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

DISTRIBUTION PAYMENT OPTION. You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash or by ACH. You can change your distribution option by notifying the Chase Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested.

All distributions not paid in cash or by ACH will be reinvested in shares of the same share class. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Chase Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another Chase Vista fund without a sales charge. If the Chase Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. All Fund distributions of net investment income (which term includes net short-term capital gain) will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain at the currently applicable 28% or 20% rate, regardless of how long you have held the shares. The taxation of your distribution is the same whether received in cash or in shares through the reinvestment of distributions.

You should carefully consider the tax implications of purchasing shares just prior to a distribution. This is because you will be taxed on the entire amount of the distribution received, even though the net asset value per share will be higher on the date of such purchase as it will include the distribution amount.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING THE FUND
-------------------

DISTRIBUTION PLANS

The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule

12b-1 distribution plans for Class A, Class B and Class C shares, which provide for the payment of distribution fees at annual rates of up to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A, Class B and Class C shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A or Class B and 0.75% of the average daily net asset value of Class C shares invested in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker- dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A, Class B and Class C shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Class A, Class B or Class C shares may also benefit the Fund's other shares and other Chase Vista funds.

VFD may provide promotional incentives to broker-dealers that meet specified targets for one or more Chase Vista Funds. These incentives may include gifts of up to $100 per person annually; an occasional meal, ticket to a sporting event or theater for entertainment for broker dealers and their guests; and payment or reimbursement for travel expenses, including lodging and meals, in connection with attendance at training and educational meetings within and outside the U.S.

VFD may from time to time, pursuant to objective criteria established by it, pay additional compensation to qualifying authorized broker-dealers for certain services or activities which are primarily intended to result in the sale of shares of the Fund. In some instances, such compensation may be offered only to certain broker-dealers who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or other Chase Vista Funds during a specified period of time. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by VFD out of compensation retained by it from the Fund or other sources available to it.

SHAREHOLDER SERVICING AGENTS

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A, Class B or Class C shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A, Class B or Class C shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents, and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

ADMINISTRATOR AND SUB-ADMINISTRATOR

Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, 3rd Floor, New York, New York 10081.

CUSTODIAN

Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Fund issues multiple classes of shares. This Prospectus relates to Class A, Class B and Class C shares of the Fund. The Fund may offer other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which would affect the relative performance of the different classes. Investors may call 1-800-34-VISTA to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of its Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Portfolio"). In that event, a shareholder's interest in the Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the Fund and would cast all of its votes in the same proportion as did the Fund's shareholders. Shares of the Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The same individuals who are disinterested Trustees of the Trust serve as Trustees of the Portfolio. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with resulting potential conflicts of interest, up to and including creating a separate Board of Trustees.

If the Fund invests all of its investable assets in a Portfolio, investors in the Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Fund at 1-800-34-VISTA. In the event the Fund adopts a master/feeder structure and invests all of its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.

PERFORMANCE INFORMATION
-----------------------

The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares, in the manner described in the SAI. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B and Class C shares). Total return may also be presented for other periods or without reflecting sales charges. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                  MAKE THE MOST OF YOUR CHASE VISTA PRIVILEGES
                  --------------------------------------------

The following services are available to you as a Chase Vista mutual fund shareholder.

[bullet] SYSTEMATIC INVESTMENT PLAN--Invest as much as you wish ($100 or more) in the first or third week of any month. The amount will be automatically transferred from your checking or savings account.
[bullet] SYSTEMATIC WITHDRAWAL PLAN--Make regular withdrawals of $50 or more
         ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually. A minimum account balance of $5,000 is required to establish a systematic withdrawal plan for Class A accounts.
[bullet] SYSTEMATIC EXCHANGE--Transfer assets automatically from one Chase
         Vista account to another on a regular, prearranged basis. There is no additional charge for this service.
[bullet] FREE EXCHANGE PRIVILEGE--Exchange money between Chase Vista funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change.
         Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange and systematic withdrawal or exchange.
[bullet] REINSTATEMENT PRIVILEGE--Class A shareholders have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption, accompanied by payment for the shares (not in excess of the redemption).

         Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

For more information about any of these services and privileges, call your shareholder servicing agent, investment representative or the Chase Vista Service Center at 1-800-34-VISTA. These privileges are subject to change or termination.

Chase Vista Mutual Funds & Retirement Products

CHASE VISTA INTERNATIONAL EQUITY FUNDS
Latin American Equity Fund
Southeast Asian Fund
Japan Fund
European Fund
International Equity Fund

CHASE VISTA U.S. EQUITY FUNDS
Small Cap Opportunities Fund
Small Cap Equity Fund (closed to new investors)
The Growth Fund of Washington
Capital Growth Fund
Focus Fund
Growth and Income Fund
Large Cap Equity Fund
Balanced Fund
Equity Income Fund

CHASE VISTA FIXED INCOME FUNDS
Bond Fund
U.S. Government Securities Fund
U.S. Treasury Income Fund
Short-Term Bond Fund

CHASE VISTA TAX-FREE FUNDS(1)
New York Tax Free Income Fund
California Intermediate Tax Free Fund
Tax Free Income Fund

CHASE VISTA TAX-FREE MONEY MARKET FUNDS(1,2)
New York Tax Free Money Market Fund
Connecticut Daily Tax Free Income Fund Select Shares(3)
New Jersey Daily Municipal Income Fund Select Shares(3)
Tax Free Money Market Fund
California Tax Free Money Market Fund

CHASE VISTA TAXABLE MONEY MARKET FUNDS(2)
Cash Management Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
U.S. Government Money Market Fund
Treasury Plus Money Market Fund

CHASE VISTA RETIREMENT PRODUCTS
Vista Capital Advantage Variable Annuity(4)
Vista 401(k) Advantage

For complete information on the Chase Vista Mutual Funds or Retirement Products, including information about fees and expenses, call your investment professional or 1-800-34-VISTA for a prospectus. Please read it carefully before you invest or send money.
(1)Some income may be subject to certain state and local taxes. A portion of the income may be subject to the federal alternative minimum tax for some investors.
(2)An investment in a Money Market Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
(3)Vista Select Shares of these funds are not a part of, or affiliated with, the Chase Vista Mutual Funds. Reich & Tang Distributors L.P. and New England Investment Companies L.P., which are unaffiliated with Chase, are the funds' distributor and investment adviser, respectively.
(4)The variable annuity contract is issued by First SunAmerica Life Insurance Company in New York; in other states, but not necessarily all states, it is issued by Anchor National Life Insurance Company.

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


                      (This Page Intentionally Left Blank)

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[CHASE VISTA FUNDS LOGO]
P.O. Box 419392
Kansas City, MO 64141-6392
                                                                      VEQ-1-298X

                    Subject to Completion--Dated May 26, 1998

                            [CHASE VISTA FUNDS LOGO]

                                   PROSPECTUS
                                   FOCUS FUND

                              INSTITUTIONAL SHARES

--------------------------------------------------------------------------------
                              INVESTMENT STRATEGY:
                              CAPITAL APPRECIATION.
--------------------------------------------------------------------------------

June 30, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its June 30, 1998 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-34-VISTA. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this Prospectus by reference. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the SAI, the Fund's Annual Report to Shareholders and other information regarding the Fund which has been electronically filed with the Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.
--------------------------------------------------------------------------------

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This statement of additional information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                TABLE OF CONTENTS


Expense Summary .....................................   3
Fund Objective ......................................   4
Investment Policies .................................   4
Management ..........................................   8
How to Purchase, Redeem and Exchange Shares .........   9
How the Fund Values Its Shares ......................  12
How Distributions Are Made; Tax Information .........  12
Other Information Concerning the Fund ...............  14
Performance Information .............................  18

                                 EXPENSE SUMMARY
                                 ---------------

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on estimated expenses for the current fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee ......................................        0.40%
12b-1 Fee ....................................................        None
Shareholder Servicing Fee (after waivers)* ...................        0.15%
Other Expenses (after estimated waivers and reimbursements)*..        0.45%
                                                                     -----
Total Fund Operating Expenses (after estimated waivers
  and reimbursements)* .......................................        1.00%
                                                                     =====
EXAMPLE
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:        1 Year     3 Years
                                  ------     --------
Institutional Shares ..........    $10         $32



* Reflects current fee waiver arrangements to maintain Total Operating Expenses at the level indicated in the table above. Absent such waivers, the Shareholder Servicing Fee, Other Expenses, and the Total Operating Expenses would be 0.25%, 0.68% and 1.33%, respectively.


The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE
--------------

The Fund seeks capital appreciation. The Fund is not intended to be a complete investment program and there is no assurance it will achieve its objective.

INVESTMENT POLICIES
-------------------

INVESTMENT APPROACH

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks of established companies with market capitalizations in excess of $1 billion at the time of purchase by the Fund. These companies will consist primarily of U.S. companies and may also include multinational companies that issue American Depositary Receipts.

The Fund will seek to invest in the securities of the 25 companies identified by the Fund's advisers as having the most favorable characteristics through a disciplined investment approach involving (i) the application of a quantitative evaluation model to a universe of over 900 issuers with a market capitalization in excess of $1 billion and (ii) a qualitative fundamental analysis, including extensive company-specific and industry-specific analysis, of the issuers identified by the model.

Investment Process. The Fund's advisers initially employ a proprietary quantitative model, originally developed in 1987, which seeks to identify undervalued stocks with a catalyst for positive change. The model utilizes both value and growth/momentum factors.

After the quantitative model identifies stocks with those characteristics deemed most favorable, the Fund's advisers apply a research-intensive fundamental analysis to select the 25 stocks which they believe offer the most favorable prospects for capital appreciation. Fundamental research of top prospects identified by the model typically includes interviews with industry analysts, meetings with company management, analysis of products and market niches, study of projected earnings per share potential and evaluations of competitive strengths and weaknesses. In applying this fundamental analysis, the Fund's advisers adhere to industry concentration limits by maintaining representation in a variety of sectors. Sector emphasis is adjusted based upon the advisers' outlook for earnings in various market sectors.

On at least a monthly basis, and on a more frequent basis when deemed appropriate, the Fund's advisers will again seek to identify the 25 companies with the most favorable characteristics by applying the quantitative model and fundamental analysis described above. The Fund's advisers will then seek to adjust the Fund's portfolio so that it again generally consists of approximately equally weighted holdings in the 25 companies identified after reapplying this process. When adjusting the Fund's portfolio in this manner and when otherwise deemed appropriate by the Fund's advisers, the Fund may vary the weightings of its portfolio holdings and temporarily hold the securities of more or less than 25 companies. The Fund's advisers also use the quantitative model and fundamental analysis to frequently monitor investments held by the Fund. This process will identify those investments of the Fund which have lost value or growth potential and will result in the reevaluation of such investments based upon, among other factors, valuations and earnings relative to peers.

The Fund may invest any portion of its assets not invested in equity securities in high quality money market instruments and repurchase agreements. For temporary defensive purposes, the Fund may invest without limitation in these instruments. At times when the Fund's advisers deem it advisable to limit the Fund's exposure to the equity markets, the Fund may invest up to 20% of its total assets in U.S. Government obligations (exclusive of any investments in money market instruments). To the extent that the Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

Instead of investing directly in underlying securities, the Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objectives and policies.

The Fund is classified as a "non-diversified" fund under federal securities law.

WHO MAY WANT TO INVEST

This Fund may be most appropriate for investors who....

[bullet] Are seeking long-term growth of capital
[bullet] Are investing for goals several years away
[bullet] Own or plan to own other types of investments for diversification purposes
[bullet] Can assume stock market risk and the risk associated with investing in a small number of securities

This Fund may NOT be appropriate for investors who are unable to tolerate frequent up and down price changes, are investing for short-term goals or who are in need of current income.

OTHER INVESTMENT PRACTICES

The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI. Except as otherwise indicated below, the Fund is not subject to any percentage limits with respect to the practices described below.

DEPOSITARY RECEIPTS. The Fund may invest its assets in securities of multinational companies in the form of American Depositary Receipts or other similar securities representing securities of foreign isssuers. The Fund treats American Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Unsponsored Depositary receipts may not carry comparable voting rights to sponsored Depositary Receipts, and a purchaser of unsponsored Depositary Receipts may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MONEY MARKET INSTRUMENTS. The Fund may invest in cash or high-quality, short-term money market instruments. These instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD AND STAND-BY COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income or to defray expenses. These transactions must be fully collateralized at all times. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities during unfavorable market conditions. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.


OTHER INVESTMENT COMPANIES. Apart from being able to invest all of its investable assets in another investment company having substantially the same investment objectives and policies, the Fund may invest up to 10% of its total assets in shares of money market funds, subject to applicable regulatory limitations. Additional fees and expenses will be charged by other investment companies.

DERIVATIVES AND RELATED INSTRUMENTS. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments) and (ii) enter into swaps, futures contracts and options on futures contracts.


There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions, when used for purposes other than hedging, may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of the Fund in those tranasctions. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of the Fund's buy and sell transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups.

LIMITING INVESTMENT RISKS

Specific investment restrictions help the Fund limit investment risks for its shareholders. These restrictions prohibit the Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees) or (b) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (b) above and investment policies designated as fundamental in the SAI, the Fund's investment policies (including its investment objective) are not fundamental. The Trustees may change any non- fundamental investment policy without shareholder approval.

RISK FACTORS

The Fund does not constitute a balanced or complete investment program, and the net asset value of its shares will fluctuate based on the value of the securities held by the Fund. The Fund is subject to the general risks and considerations associated with equity investing as well as the risks discussed herein.

Because the Fund is "non-diversified" and will invest in fewer issuers than a typical mutual fund, the value of the Fund's shares is more susceptible to developments affecting issuers in which the Fund invests.

For a discussion of certain other risks associated with the Fund's additional investment activities, see "Other Investment Practices" above.

MANAGEMENT
----------

THE FUND'S ADVISERS

The Chase Manhattan Bank ("Chase") is the Fund's investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.40% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the Fund's sub-investment adviser under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.


Similar to other mutual funds and financial and business organizations worldwide, the Fund could be adversely affected if computer systems on which the Fund relies are unable to distinguish between the year 1900 and the year 2000 (typically, this is called the "Year

2000 Issue"). The Year 2000 Issue could have a negative impact on handling securities trades, pricing and account services and could otherwise have a material adverse effect on the Fund's business, operations and/or investments. During 1996, the Fund's advisers commenced a review of, and continue to review, the Year 2000 Issue as it may affect the Fund, both directly and through the systems of the Fund's other service providers, and are taking steps reasonably designed to address any Year 2000 Issues. In light of these remedial steps, the Fund's advisers expect that their systems and the systems of the Fund's other service providers will be adapted to deal with the Year 2000 Issue before the beginning of the year 2000. There can be no assurance, however, that the systems of the advisers or the Fund's other service providers will be successfully adapted to deal with the Year 2000 Issue, or that interaction with other third-party computer systems which are not prepared for the Year 2000 Issue will not impair their services at that time, or that the Year 2000 Issue will not have an adverse effect on companies whose securities are held by the Fund or on global markets or economies generally.


PORTFOLIO MANAGER. David Klassen, Director, U.S Funds Management and Equity Research at Chase, Greg Adams, a Senior Portfolio Manager at Chase, and the Equity Research Team at CAM, under the direction of Pamela Carlton, Director of Equity Research at Chase, have been responsible for the management of the Fund since its inception. Mr. Klassen is responsible for asset allocation and investment strategy for Chase's domestic equity portfolios. Mr. Klassen joined Chase in 1992. Prior to joining Chase, Mr. Klassen was a vice president and portfolio manager at Dean Witter Reynolds, responsible for managing several mutual funds and other accounts. Mr. Klassen is also a manager of Small Cap Equity Fund and Capital Growth Portfolio. Mr. Adams joined Chase in 1987 and is also a manager of Growth and Income Portfolio, Balanced Fund and Large Cap Equity Fund. Ms. Carlton joined Chase in 1996. For the fourteen years prior to joining Chase, Ms. Carlton held various positions at Morgan Stanley & Co. Inc., including, most recently, director of global equity research operations, responsible for global coordination of research. From 1994-95, Ms. Carlton was the co-director of U.S. equity research where she co-managed sellside research. From 1992-94, Ms. Carlton was a principal in the fixed income private placement group, responsible for structuring, pricing and selling debt private placements.

HOW TO PURCHASE, REDEEM
AND EXCHANGE SHARES
-------------------

HOW TO PURCHASE SHARES

Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

Institutional Shares are purchased at their public offering price, which is their next determined net asset value. Orders received by Dealers in proper form prior to the New York Stock Exchange closing time are confirmed at that day's net asset value, provided the order is received by the Chase Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Institutional Shares will be maintained in book entry form and share certificates will not be issued. Management reserves the right to refuse to sell shares of the Fund to any institution.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

MINIMUM INVESTMENTS


The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Chase Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement. The Fund and its distributor reserve the right to modify the minimum initial investment with respect to certain accounts.


HOW TO REDEEM SHARES

You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Chase Vista Service Center. A wire redemption may be requested by telephone to the Chase Vista Service Center. For telephone redemptions, call the Chase Vista Service Center at 1-800-622-4273.


In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Chase Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.


DELIVERY OF PROCEEDS. The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received in proper form. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS. You may use Vista's Telephone Redemption Privilege to redeem shares from your account. Telephone redemption requests in excess of $25,000 will only be made by wire or ACH transfer to a bank account on record with the Fund. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. No redemption proceeds will be mailed to an address which has been changed in the preceding 30 days. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000 due to redemptions. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.

HOW TO EXCHANGE YOUR
SHARES
------

You can exchange your shares for Institutional Shares of certain other Chase Vista funds at net asset value beginning 15 days after purchase. Not all Chase Vista funds offer Institutional Shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase

Vista Service Center for procedures for telephone transactions. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista funds. Shares of certain Chase Vista funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving the Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW THE FUND
VALUES ITS SHARES
-----------------

The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE; TAX INFORMATION
---------------------

The Fund distributes any net investment income at least quarterly and any net capital gain at least annually. Capital gains are distributed after deducting any available capital loss carryovers. Distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

DISTRIBUTION PAYMENT OPTION. You can choose from three distribution options: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash or by Automated Clearing House (ACH) to a pre-established bank account while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash or by ACH. You can change your distribution option by notifying the Chase Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash or by ACH will be reinvested in shares of the same share class. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Chase Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in an established account of another Chase Vista fund without a sales charge. If the Chase Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. All Fund distributions of net investment income (which term includes net short-term capital gain) will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain at the currently applicable 28% or 20% rate, regardless of how long you have held the shares. The taxation of your distribution is the same whether received in cash or in shares through the reinvestment of distributions.

A portion of the ordinary income dividends paid by the Fund may qualify for the 70% dividends-received deduction for corporate shareholders.

You should carefully consider the tax implications of purchasing shares just prior to a distribution. This is because you will be taxed on the entire amount of the distribution received, even though the net asset value per share will be higher on the date of such purchase as it will include the distribution amount.

Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING THE FUND
-------------------

SHAREHOLDER
SERVICING AGENTS

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional Shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional Shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents, and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.

ADMINISTRATOR

Chase acts as the Fund's administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets.

SUB-ADMINISTRATOR AND DISTRIBUTOR

Vista Fund Distributors, Inc. ("VFD") acts as the Fund's sub-administrator and distributor. VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VFD is entitled to receive a fee from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, 3rd Floor, New York, New York 10081.

CUSTODIAN

Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND DESCRIPTION OF SHARES

The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of its Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Portfolio"). In that event, a shareholder's interest in the Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the Fund and would cast all of its votes in the same proportion as did the Fund's shareholders. Shares of the Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The same individuals who are disinterested Trustees of the Trust serve as Trustees of the Portfolio. The Trustees of the Trust, including a majority of the disinterested Trustees, have adopted procedures they believe are reasonably appropriate to deal with resulting potential conflicts of interest, up to and including creating a separate Board of Trustees.

If the Fund invests all of its investable assets in a Portfolio, investors in the Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Fund at 1-800-34-VISTA. In the event the Fund adopts a master/feeder structure and invests all of its investable assets in a Portfolio, shareholders of the Fund will be given at least 30 days' prior written notice.

PERFORMANCE INFORMATION
-----------------------


The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares, in the manner described in the SAI. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the public offering price. Total return may also be presented for other periods.

All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

CHASE VISTA MUTUAL FUNDS & RETIREMENT PRODUCTS


CHASE VISTA INTERNATIONAL EQUITY FUNDS
Latin American Equity Fund
Southeast Asian Fund
Japan Fund
European Fund
International Equity Fund

CHASE VISTA U.S. EQUITY FUNDS
Small Cap Opportunities Fund
Small Cap Equity Fund (closed to new investors)
The Growth Fund of Washington
Capital Growth Fund
Focus Fund
Growth and Income Fund
Large Cap Equity Fund
Balanced Fund
Equity Income Fund

CHASE VISTA FIXED INCOME FUNDS
Bond Fund
U.S. Government Securities Fund
U.S. Treasury Income Fund
Short-Term Bond Fund

CHASE VISTA TAX-FREE FUNDS(1)
New York Tax Free Income Fund
California Intermediate Tax Free Fund
Tax Free Income Fund

CHASE VISTA TAX-FREE MONEY MARKET FUNDS(1,2)
New York Tax Free Money Market Fund
Connecticut Daily Tax Free Income Fund Select Shares(3)
New Jersey Daily Municipal Income Fund Select Shares(3)
Tax Free Money Market Fund
California Tax Free Money Market Fund

CHASE VISTA TAXABLE MONEY MARKET FUNDS(2)
Cash Management Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
U.S. Government Money Market Fund
Treasury Plus Money Market Fund

CHASE VISTA RETIREMENT PRODUCTS
Vista Capital Advantage Variable Annuity(4)
Vista 401(k) Advantage

For complete information on the Chase Vista Mutual Funds or Retirement Products, including information about fees and expenses, call your investment professional or 1-800-34-VISTA for a prospectus. Please read it carefully before you invest or send money.
(1)Some income may be subject to certain state and local taxes. A portion of the income may be subject to the federal alternative minimum tax for some investors.
(2)An investment in a Money Market Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.
(3)Vista Select Shares of these funds are not a part of, or affiliated with, the Chase Vista Mutual Funds. Reich & Tang Distributors L.P. and New England Investment Companies L.P., which are unaffiliated with Chase, are the funds' distributor and investment adviser, respectively.
(4)The variable annuity contract is issued by First SunAmerica Life Insurance Company in New York; in other states, but not necessarily all states, it is issued by Anchor National Life Insurance Company.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392

TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[CHASE VISTA FUNDS LOGO]
P.O. Box 419392
Kansas City, MO 64141-6392
                                                                      VEQ-1-298X

                    Subject to Completion--Dated May 26, 1998


                                                                   STATEMENT OF
                                                         ADDITIONAL INFORMATION
                                                                  June 30, 1998
                               AMERICAN VALUE FUND
                                  BALANCED FUND
                                    BOND FUND
                               CAPITAL GROWTH FUND
                               EQUITY INCOME FUND
                                   FOCUS FUND
                             GROWTH AND INCOME FUND
                              LARGE CAP EQUITY FUND
                              SHORT TERM BOND FUND
                              SMALL CAP EQUITY FUND
                          SMALL CAP OPPORTUNITIES FUND
                         U.S. GOVERNMENT SECURITIES FUND
                            U.S. TREASURY INCOME FUND

        One Chase Manhattan Plaza, Third Floor, New York, New York 10081

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering shares of U.S. Government Securities Fund, U.S. Treasury Income Fund, Bond Fund and Short-Term Bond Fund (collectively, the "Income Funds"), and American Value Fund, Balanced Fund, Equity Income Fund, Focus Fund, Growth and Income Fund, Capital Growth Fund, Large Cap Equity Fund, Small Cap Equity Fund and Small Cap Opportunities Fund (collectively, the "Equity Funds"). Any references to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Fund Distributors, Inc. ("VFD"), the Funds' distributor (the "Distributor"), at the above-listed address.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

For more information about your account, simply call or write the Vista Service Center at:

1-800-34-VISTA
Vista Service Center
P.O. Box 419392
Kansas City, MO 64141

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This statement of additional information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                                                                         MFG-SAI

Table of Contents                                                         Page
------------------------------------------------------------------------------
The Funds ...........................................................      3
Investment Policies and Restrictions ................................      3
Performance Information .............................................     21
Determination of Net Asset Value ....................................     30
Purchases, Redemptions and Exchanges ................................     30
Tax Matters .........................................................     33
Management of the Trust and the Funds or Portfolios .................     37
Independent Accountants .............................................     51
Certain Regulatory Matters ..........................................     51
General Information .................................................     51
Appendix A--Description of Certain Obligations Issued or Guaranteed by
  U.S. Government Agencies or Instrumentalities .....................    A-1
Appendix B--Description of Ratings ..................................    B-1

                                   THE FUNDS

     Mutual Fund Group (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on May 11, 1987. The Trust presently consists of 19 separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares."

     The Growth and Income Fund and Capital Growth Fund converted to a master fund/feeder fund structure in December 1993. Under this structure, each of these Funds seeks to achieve its investment objective by investing all of its investable assets in an open-end management investment company which has the same investment objective as that Fund. The Growth and Income Fund invests in the Growth and Income Portfolio and the Capital Growth Fund invests in the Capital Growth Portfolio (collectively the "Portfolios"). Each of the Portfolios is a New York trust with its principal office in New York. Certain qualified investors, in addition to a Fund, may invest in a Portfolio. For purposes of this Statement of Additional Information, any information or references to either or both of the Portfolios refer to the operations and activities after implementation of the master fund/feeder fund structure.

     On May 3, 1996, The Hanover American Value Fund merged into American Value Fund, The Hanover Large Cap Equity Fund merged into the Institutional Shares of Large Cap Equity Fund, The Hanover Short-Term Bond Fund merged into the Class A shares of Short-Term Bond Fund, Investor Shares of The Hanover Small Cap Equity Fund merged into the Class A shares of Small Cap Equity Fund, CBC Benefit Shares of The Hanover Small Cap Equity Fund merged into the Institutional Shares of Small Cap Equity Fund and The Hanover U.S. Government Securities Fund merged into the Institutional Shares of U.S. Government Securities Fund. The foregoing mergers are referred to herein as the "Hanover Reorganization."

     Effective as of May 6, 1996, U.S. Government Income Fund changed its name to U.S. Treasury Income Fund and Equity Fund changed its name to Large Cap Equity Fund.

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. In the case of the Portfolios, separate Boards of Trustees, the same members as the Board of Trustees of the Trust, provide broad supervision. The Chase Manhattan Bank ("Chase") is the investment adviser for the Funds (other than the Growth and Income Fund and Capital Growth Fund, which do not have their own advisers) and the two Portfolios. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds, and is the administrator of the Portfolios. A majority of the Trustees of the Trust are not affiliated with the investment adviser or sub-advisers. Similarly, a majority of the Trustees of the Portfolios are not affiliated with the investment adviser or sub-advisers.

                      INVESTMENT POLICIES AND RESTRICTIONS

                               Investment Policies

     The Prospectuses set forth the various investment policies of each Fund and Portfolio. The following information supplements and should be read in conjunction with the related sections of each Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B.

     U.S. Government Securities. U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or
(d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.

     In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund or Portfolio were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund and Portfolio investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

     Bank Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.

     Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund or Portfolio cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

     ECU Obligations. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

     Supranational Obligations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

     Corporate Reorganizations. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

     Warrants and Rights. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Repurchase Agreements. A Fund or Portfolio will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund or Portfolio is permitted to invest. Under the terms of a typical repurchase agreement, a Fund or Portfolio would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund or Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's or Portfolio's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund or Portfolio will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 100% of the amount of the loan, including the accrued interest thereon, and the Fund or Portfolio or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund or Portfolio, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund or Portfolio may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund or Portfolio. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' and Portfolios' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

     Forward Commitments. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's or Portfolio's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund or Portfolio consisting of cash or liquid securities equal to the amount of such Fund's or Portfolio's commitments securities will be established at such Fund's or Portfolio's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund or Portfolio.

     Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's or Portfolio's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund or Portfolio will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's or Portfolio's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses.

     To the extent a Fund or Portfolio engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

     Floating and Variable Rate Securities; Participation Certificates. The securities in which certain Funds and Portfolios may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund or Portfolio an undivided interest in the security in the proportion that the Fund's or Portfolio's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund or Portfolio.

     A Fund or Portfolio may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's or Portfolio's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund or Portfolio. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund or Portfolio will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Funds and Portfolios retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund or Portfolio to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's or Portfolio's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

     The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds and Portfolios, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds and Portfolios may subscribe. Although these instruments may be sold by a Fund or Portfolio, it is intended that they be held until maturity.

     Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's or Portfolio's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

     The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund or Portfolio is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund or Portfolio with an agreement to repurchase the securities at an agreed upon price and date.

The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund or Portfolio is obliged to purchase the securities.

     Zero Coupon, Payment-in-Kind and Stripped Obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

     Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments by a Fund or Portfolio in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

     Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

     Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund or Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's or Portfolio's distribution obligations.

     Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund and Portfolio may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund or Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

     One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and
Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' and Portfolios' purchases and sales of Rule 144A securities and Section 4(2) paper.

     Stand-By Commitments. In a put transaction, a Fund or Portfolio acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund or Portfolio to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund or Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.

     Securities Loans. To the extent specified in its Prospectus, each Fund and Portfolio is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's or Portfolio's total assets. In connection with such loans, a Fund or Portfolio will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value plus accrued interest of the securities loaned. A Fund or Portfolio can increase its income through the investment of such collateral. A Fund or Portfolio continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive interest on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund or Portfolio on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund or Portfolio might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund or Portfolio. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

     Real Estate Investment Trusts. Certain Funds may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

        Additional Policies Regarding Derivative and Related Transactions

     Introduction. As explained more fully below, the Funds and Portfolios may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

     Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund or Portfolio.

     Each Fund and Portfolio may invest its assets in derivative and related instruments subject only to the Fund's or Portfolio's investment objective and policies and the requirement that the Fund or Portfolio maintain segregated accounts consisting of cash or other liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund or Portfolio.

     The value of some derivative or similar instruments in which the Funds or Portfolios may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds and Portfolios--the ability of a Fund or Portfolio to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecast such factors and has taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund or Portfolio could be exposed to the risk of a loss. The Funds and Portfolios might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

     Set forth below is an explanation of the various derivatives strategies and related instruments the Funds or Portfolios may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

     Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund or Portfolio and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund or Portfolio may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund or Portfolio. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund or Portfolio than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund or Portfolio seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund or Portfolio may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

     Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund or Portfolio.

     Options on Securities, Securities Indexes and Debt Instruments. A Fund or Portfolio may PURCHASE, SELL or EXERCISE call and put options on (i) securities,
(ii) securities indexes, and (iii) debt instruments.

     Although in most cases these options will be exchange-traded, the Funds and Portfolios may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over-the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

     One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund or Portfolio may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund or Portfolio may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund or Portfolio may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

     In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund or Portfolio writing a covered call (i.e., where the underlying securities are held by the Fund or Portfolio) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     If a put or call option purchased by a Fund or Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund or Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund or Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund or Portfolio may be unable to close out a position.

     Futures Contracts and Options on Futures Contracts. A Fund or Portfolio may purchase or sell (i) interest-rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

     The futures contracts and futures options may be based on various instruments or indices in which the Funds and Portfolios may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

     Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund or Portfolio may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund or Portfolio intends to acquire an instrument or enter into a position. For example, a Fund or Portfolio may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

     When writing or purchasing options, the Funds and Portfolios may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds and Portfolios may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

     Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds and Portfolios will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

     Forward Contracts. A Fund and Portfolio may use foreign currency and interest-rate forward contracts for various purposes as described below.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund or Portfolio that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund or Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund or Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund or Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

     A Fund or Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's or Portfolio' investments or anticipated investments in securities denominated in foreign currencies. A Fund or Portfolio may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

     A Fund or Portfolio may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

     Interest Rate and Currency Transactions. A Fund or Portfolio may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's or Portfolio's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund or Portfolio is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

     The Funds and Portfolios will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund or Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund or Portfolio is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's or Portfolio's risk of loss consists of the net amount of interest or currency payments that the Fund or Portfolio is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds and Portfolios expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

     A Fund or Portfolio may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

     A Fund or Portfolio may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund or Portfolio. In addition, a Fund or Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund or Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund or Portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's or Portfolio's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund or Portfolio to certain risks.

     The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund or Portfolio may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's or Portfolio's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's or Portfolio's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's or Portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's or Portfolio's assets that are the subject of such cross-hedges are denominated.

     A Fund or Portfolio may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund or Portfolio will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund or Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

     Mortgage-Related Securities. A Fund or Portfolio may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan

Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

     The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

     A Fund or Portfolio may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government-related entities, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

     REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

     The advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund or Portfolio may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds and Portfolios may consider making investments in such new types of mortgage-related securities.

     Dollar Rolls. Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     Asset-Backed Securities. A Fund or Portfolio may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile Receivables(SM)" or "CARS(SM)" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund or Portfolio also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

     Structured Products. A Fund or Portfolio may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund or Portfolio may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

     A Fund or Portfolio may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund or Portfolio invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund or Portfolio may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund or Portfolio may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's or Portfolio's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's or Portfolio' fundamental investment limitation related to borrowing and leverage.

     Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund or Portfolio invests may be deemed illiquid and subject to its limitation on illiquid investments.

     Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

     Additional Restrictions on the Use of Futures and Option Contracts. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC) and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

     When a Fund or Portfolio purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's or Portfolio's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

                             Investment Restrictions

     The Funds and Portfolios have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund or Portfolio which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund or total beneficial interests of a Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund or total beneficial interests of a Portfolio.

     Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of shareholders of the Fund that invests in such Portfolio and will cast its votes as instructed by the shareholders of such Fund.

     With respect to the Growth and Income Fund and the Capital Growth Fund, it is a fundamental policy of each Fund that when the Fund holds no portfolio securities except interests in the Portfolio in which it invests, the Fund's investment objective and policies shall be identical to the Portfolio's investment objective and policies, except for the following: a Fund (1) may invest more than 10% of its net assets in the securities of a registered investment company, (2) may hold more than 10% of the voting securities of a registered investment company, and (3) will concentrate its investments in the investment company. It is a fundamental investment policy of each such Fund that when the Fund holds only portfolio securities other than interests in the Portfolio, the Fund's investment objective and policies shall be identical to the investment objective and policies of the Portfolio at the time the assets of the Fund were withdrawn from the Portfolio.

     Each Fund and Portfolio may not:

          (1) borrow money, except that each Fund and Portfolio may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's or Portfolio's total assets must be repaid before the Fund or Portfolio may make additional investments;

          (2) make loans, except that each Fund and Portfolio may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

          (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's or Portfolio's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund's or Portfolio's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction;

          (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund or Portfolio from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

          (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund or Portfolio from investing insecurities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund or Portfolio in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

          (6) issue any senior security (as defined in the 1940 Act), except that (a) a Fund or Portfolio may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund or Portfolio may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund or Portfolio may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

          (7) underwrite securities issued by other persons except insofar as a Fund or Portfolio may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

     In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

     For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund or Portfolio in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

     In addition, each Fund and Portfolio is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

          (1) Each Fund other than the Capital Growth Fund, Focus Fund, Growth and Income Fund, Small Cap Opportunities Fund, Small Cap Equity Fund and U.S. Treasury Income Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); Each Portfolio and each of the Capital Growth Fund, Focus Fund, Growth and Income Fund, Small Cap Opportunities Fund, Small Cap Equity Fund and U.S. Treasury Income Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

          (2) Each Fund and Portfolio may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund or Portfolio. No Fund or Portfolio has the current intention of making short sales against the box.

          (3) Each Fund and Portfolio may not purchase or sell interests in oil, gas or mineral leases.

          (4) Each Fund and Portfolio may not invest more than 15% of its net assets in illiquid securities.

          (5) Each Fund and Portfolio may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's or Portfolio's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

          (6) Except as specified above, each Fund and Portfolio may invest in the securities of other investment companies to the extent permitted by applicable Federal securities law; provided, however, that a Mauritius holding company (a "Mauritius Portfolio Company") will not be considered an investment company for this purpose.

          For purposes of the Funds' and Portfolios' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

     In order to permit the sale of its shares in certain states, a Fund or Portfolio may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should a Fund or Portfolio determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In order to comply with certain regulatory policies, as a matter of operating policy, each Fund and Portfolio will not: (i) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation, except for the Small Cap Equity Fund which may invest up to 15% of its assets in such companies; provided, that this restriction shall not apply to investments in a Mauritius Portfolio Company,
(ii) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, or
(iii)
purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or Portfolio, or is an officer or director of the adviser, if after the purchase of the securities of such issuer by the Fund or Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value; provided, however, that this restriction shall not apply to investments in a Mauritius Portfolio Company.


     A Mauritius Portfolio Company is a vehicle through which a Fund may invest in India and which is intended to allow a Fund to take advantage of a favorable tax treaty between India and Mauritius.


     If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund or Portfolio will not be considered a violation. If the value of a Fund's or Portfolio's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                 Portfolio Transactions and Brokerage Allocation

     Specific decisions to purchase or sell securities for a Fund or Portfolio are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund or Portfolio and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in a Fund's or Portfolio's investments are reviewed by the Board of Trustees of the Trust or Portfolio. The portfolio managers may serve other clients of the advisers in a similar capacity.

     The frequency of a Fund's or Portfolio's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. Each Fund or Portfolio will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective. Funds investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the annual rates of portfolio turnover for the following Funds were as follows:

                                      1995        1996       1997
                                      ----        ----       ----
American Value Fund                    --          --         37%
Balanced Fund                          68%        149%       136%
U.S. Treasury Income Fund             164%        103%       179%
Growth and Income Fund                   *           *          *
Capital Growth Fund                      *           *          *
Equity Income Fund                     91%        114%        75%
Bond Fund                              30%        122%       823%
Short-Term Bond Fund                   62%        158%       471%
Large Cap Equity Fund                  45%         89%        72%
Small Cap Equity Fund                  --          78%        55%
U.S. Government Securities Fund        --          --        569%

----------
* The Growth and Income Fund and the Capital Growth Fund invest all of their investable assets in their respective Portfolio and do not invest directly in a portfolio of assets, and therefore do not have reportable portfolio turnover rates. The portfolio turnover rates for the Growth and Income Portfolio and the Capital Growth Portfolio for the fiscal year ended October 31, 1995 were 71% and 86%, respectively, for the fiscal year ended October 31, 1996, the portfolio turnover rates were 62% and 90%, respectively and for the fiscal year ended October 31, 1997, the portfolio turnover rates were 65% and 67%, respectively.

     For the period December 20, 1994 through October 31, 1995, the Small Cap Equity Fund had a portfolio turnover rate of 75%.

     For the period February 3, 1995 through November 30, 1995, the American Value Fund had a portfolio turnover rate of 11%.

     For the fiscal period December 1, 1995 through October 31, 1996, the annual portfolio turnover rates for the American Value Fund and the U.S. Government Securities Fund were 25% and 101%, respectively.

     For the period May 13, 1997 through October 31, 1997, the Small Cap Opportunities Fund had a portfolio turnover rate of 7%.


     For the fiscal year ending October 31, 1998, the annual rate of portfolio turnover for Focus Fund is not expected to exceed 100%.


     Under the advisory agreement and the sub-advisory agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds and Portfolios. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser or sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund or Portfolio on any particular transaction, and are not required to execute any order in a fashion either preferential to any or Portfolio Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

     Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser or sub-adviser to a Fund or Portfolio normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the adviser or sub-adviser on the tender of a Fund's or Portfolio's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for a Funds and Portfolios by the adviser and sub-advisers. At present, no other recapture arrangements are in effect.

     Under the advisory and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds and Portfolios to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisers, the Funds or Portfolios and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for a Fund or Portfolio in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds and Portfolios. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and Portfolios and their reasonableness in relation to the benefits to the Funds and Portfolios. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     The management fees that the Funds and Portfolios pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Funds' or Portfolios' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds or Portfolios will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser and sub-advisers in carrying out their obligations to the Funds and Portfolios. While such services are not expected to reduce the expenses of the adviser or sub-advisers, the advisers would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

     In certain instances, there may be securities that are suitable for one or more of the Funds and Portfolios as well as one or more of the adviser's or sub-advisers' other clients. Investment decisions for the Funds and Portfolios and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more Funds or Portfolios or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds or Portfolios are concerned. However, it is believed that the ability of the Funds and Portfolios to participate in volume transactions will generally produce better executions for the Funds and Portfolios.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the Capital Growth Portfolio paid aggregate brokerage commissions of $2,311,291, $1,618,640 and $2,240,823, respectively. For the fiscal years ended October 31, 1995, 1996 and 1997, the Growth and Income Portfolio paid aggregate brokerage commissions of $2,352,596, $1,304,272 and $3,456,823, respectively.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the Large Cap Equity Fund paid aggregate brokerage commissions of $23,824, $201,001 and $171,628, respectively.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the Balanced Fund paid aggregate brokerage commissions of $27,315, $62,036 and $62,342, respectively.

     For the period December 20, 1994 through October 31, 1995 and the fiscal years ended October 31, 1996 and 1997, the Small Cap Equity Fund paid aggregate brokerage commissions of $56,980, $327,762 and $716,769, respectively.

     For the period from December 1, 1995 through October 31, 1996 and the fiscal year ended October 31, 1997, the Vista American Value Fund paid aggregate brokerage commissions of $9,937 and $15,863, respectively.

     For the fiscal years ended October 31, 1995, 1996 and 1997, the Equity Income Fund paid aggregate brokerage commissions of $23,824, $44,136 and $75,090, respectively.

     For the period from May 13, 1997 through October 31, 1997, the Small Cap Opportunities Fund paid aggregate brokerage commissions of $49,826.

     No portfolio transactions are executed with the advisers or a Shareholder Servicing Agent, or with any affiliate of the advisers or a Shareholder Servicing Agent, acting either as principal or as broker.

                             PERFORMANCE INFORMATION

     From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of any classes of a Fund in the future. From time to time, the performance and yield of classes of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund or its classes may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund or its classes. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

     A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. For Class A shares, the average annual total rate of return figures will assume payment of the maximum initial sales load at the time of purchase. For Class B and Class C shares, the average annual total rate of return figures will assume deduction of the applicable contingent deferred sales charge imposed on a total redemption of shares held for the period. One-, five-, and ten-year periods will be shown, unless the class has been in existence for a shorter-period.

     Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by the Fund and changes in the Fund's expenses. The advisers, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.

     Each Fund presents performance information for each class thereof since the commencement of operations of that Fund (or the related predecessor fund, as described below), rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is therefore based on the performance history of a predecessor class or classes. Performance information is restated to reflect the current maximum front-end sales charge

(in the case of Class A Shares) or the maximum applicable contingent deferred sales charge (in the case of Class B and Class C Shares) when presented inclusive of sales charges. Additional performance information may be presented which does not reflect the deduction of sales charges. Historical expenses reflected in performance information are based upon the distribution, shareholder servicing fees and other expenses actually incurred during the periods presented and have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

     In connection with the Hanover Reorganization, the U.S. Government Securities and American Value Fund were established to receive the assets of The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively. Performance results presented for each class of the U.S. Government Securities Fund and American Value Fund include the performance of The Hanover U.S. Government Securities Fund and The Hanover American Value Fund, respectively, for periods prior to the consummation of the Hanover Organization.

     Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

     Advertisements for the Chase Vista Funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds.

                              Total Rate of Return

     A Fund's or class' total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

                          Average Annual Total Returns*
                            (excluding sales charges)

     The average annual total rate of return figures for the following Funds, reflecting the initial investment and assuming the reinvestment of all distributions (but excluding the effects of any applicable sales charges) for the one and five year periods ended October 31, 1997 and for the period from commencement of business operations of each such Fund to October 31, 1997 were as follows:

                                                                         Since        Date of            Date of
                                  One          Five          Ten          Fund          Fund              Class
Fund                              Year         Years        Years      Inception     Inception        Introduction
----                             ------        -----        -----      ---------    -----------       ------------
American Value Fund**            33.66%          --           --         19.34%        2/3/95             2/3/95
U.S. Treasury Income Fund                                                              9/8/87
 A Shares                         7.35%        6.20%        8.21%         8.80%                           9/8/87
 B Shares+                        6.56%        5.63%        7.92%         8.51%                          11/4/93
Balanced Fund                                                                         11/4/92
 A Shares+                       21.48%          --           --         14.86%                          11/4/92
 B Shares                        20.55%          --           --         14.17%                          11/4/93
Equity Income Fund                                                                    7/15/93
 A Shares                        33.66%          --           --         19.34%                          7/15/93
 B Shares+                       32.87%          --           --         19.06%                           5/7/96
 C Shares++                      32.87%          --           --         19.06%                           1/2/98****

                                                                          Since        Date of       Date of
                                 One           Five          Ten          Fund          Fund          Class
Fund                             Year          Years         Years      Inception     Inception    Introduction
----                            ------         -----         -----      ---------    -----------   -------------
Growth and Income Fund                                                                 9/23/87
 A Shares                        28.84%        16.96%        23.48%       23.21%                      9/23/87
 B Shares+                       28.20%        16.49%        23.23%       22.96%                      11/4/93
 C Shares++                      28.20%        16.49%        23.23%       22.96%                       1/2/98
 Institutional Shares+++         29.37%        17.14%        23.57%       23.30%                      1/25/96
Capital Growth Fund                                                                    9/23/87
 A Shares                        26.47%        18.29%        21.27%       21.02%                      9/23/87
 B Shares+                       25.85%        17.84%        21.03%       20.79%                      11/4/93
 C Shares++                      25.85%        17.84%        21.03%       20.79%                       1/2/98
 Institutional Shares+++         26.98%        18.46%        21.35%       21.10%                      1/25/96
Bond Fund                                                                             11/30/90
 Class A Shares***                9.45%         7.38%                      8.50%                       5/6/96
 Class B Shares***                8.32%         7.19%                      8.36%                       5/6/96
 Institutional Shares             9.93%         7.56%                      8.63%                     11/30/90
Short-Term Bond Fund                                                                  11/30/90
 Class A Shares***                5.91%         5.22%                      5.82%                       5/6/96
 Institutional Shares             6.23%         5.35%                      5.91%                     11/30/90
Large Cap Equity Fund                                                                 11/30/90
 Class A Shares***               30.69%        18.07%                     17.93%                       5/8/96
 Class B Shares***               30.15%        17.93%                     17.83%                       5/7/96
 Institutional Shares            31.50%        18.32%                     18.11%                     11/30/90
Small Cap Equity Fund                                                                 12/20/94
 A Shares                        24.61%           --                      36.33%                     12/20/94
 B Shares+                       23.84%           --                      35.44%                      3/28/95
 Institutional Shares+++         25.15%           --                      36.61%                       5/7/96
U.S. Government
 Securities Fund**                                                                     2/19/93
 A Shares***                      7.61%           --                       5.73%                       5/6/96
 Institutional Shares             7.78%           --                       5.82%                      2/19/93
Small Cap Opportunities
 Fund                                                                                  5/19/97
 A Shares                           --            --                      38.50%                      5/19/97
 B Shares                           --            --                      38.10%                      5/19/97
 C Shares++                         --            --                      38.10%                       1/2/98

----------

  * The ongoing fees and expenses borne by Class B and Class C Shares are greater than those borne by Class A Shares; the ongoing fees and expenses borne by a Fund's Class A, Class B and Class C Shares are greater than those borne by the Fund's Institutional Shares. As indicated above, the performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the performance history of a predecessor class or classes and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class. Accordingly, the performance information presented in the table above and in each table that follows may be used in assessing each Fund's performance history but does not reflect how the distinct classes would have performed on a relative basis prior to the introduction of those classes, which would require an adjustment to the ongoing expenses.

    The performance quoted reflects fee waivers that subsidize and reduce the total operating expenses of certain Funds (or classes thereof). Returns on these Funds (or classes) would have been lower if there were not such waivers. With respect to certain Funds, Chase and/or other service providers are obligated to waive certain fees and/or reimburse certain expenses for a stated period of time. In other instances, there is no obligation to waive fees or to reimburse expenses. Each Fund's Prospectus discloses the extent of any agreements to waive fees and/or reimburse expenses.

 ** Performance information presented in the table above and in each table that follows for each class of these Funds includes the performance of their respective predecessor funds for periods prior to the consummation of the Hanover Reorganization. Performance information presented for each class of each of these Funds is based on the historical expenses and performance of a single class of shares of its predecessor fund and does not reflect the current distribution, service and/or other expenses that an investor would incur as a holder of such class of such Fund. Date of Fund inception shown for these Funds is the date of inception of their respective predecessor funds. These Funds commenced operations as part of the Trust on May 6, 1996.

*** Performance information presented in the table above and in each table that follows for this class of this Fund prior to the date the class was introduced does not reflect shareholder servicing and distribution fees and certain other expenses borne by this class which, if reflected, would reduce the performance quoted.

  + Performance information presented in the table above and in each table that follows for this class of this Fund prior to the date the class was introduced does not reflect distribution fees and certain other expenses borne by this class which, if reflected, would reduce the performance quoted.

 ++ Performance information presented in the table above and in each table that follows for this class of this Fund prior to the date this class was introduced is based on the performance of predecessor classes and, except for the Small Cap Opportunities Fund, for the period prior to November 5, 1993 (May 7, 1996 in the case of the Equity Income Fund) does not reflect the distribution fees and other expenses borne by this class which, if reflected, would reduce the performance quoted.

+++ Performance information presented in the table above and in each table that follows for this class of this Fund prior to the date the class was introduced is based upon historical expenses of a predecessor class which are higher than the actual expenses that an investor would incur as a holder of shares of this class.

                          Average Annual Total Returns*
                            (including sales charges)

     With the current maximum sales charge for Class A shares (1.50% for the Short-Term Bond Fund, 4.50% for the U.S. Treasury Income Fund, Balanced Fund, Equity Income Fund, Bond Fund and U.S. Government Securities Fund and 4.75% for the Small Cap Equity Fund, Growth and Income Fund, Capital Growth Fund and Large Cap Equity Fund) reflected and the currently applicable CDSC for Class B and Class C shares for each period length, the average annual total rate of return figures for the same periods would be as follows:

                                                                               Since
                                        One          Five          Ten         Fund
Fund                                    Year         Years        Years      Inception
----                                   ------       -------      -------     ---------
U.S. Treasury Income Fund
 A Shares                                2.52%        5.23%        7.71%        8.31%
 B Shares                                1.56%        3.70%        7.92%        8.51%
Balanced Fund
 A Shares                               16.02%          --           --        13.81%
 B Shares                               15.55%          --           --        11.17%
Equity Income Fund
 A Shares                               27.65%          --           --        18.07%
 B Shares                               27.87%          --           --        15.66%
Growth and Income Fund
 A Shares                               22.72%       15.83%       22.88%       22.62%
 B Shares                               23.20%       14.49%       23.23%       22.96%
Capital Growth Fund
 A Shares                               20.46%       17.15%       20.68%       20.44%
 B Shares                               20.85%       15.84%       21.03%       20.79%
Bond Fund
 Class A Shares                          4.53%        6.40%          --         7.78%
 Class B Shares                          3.32%        5.19%          --         8.36%
Short-Term Bond Fund
 Class A Shares                          4.32%        4.90%          --         5.59%
Large Cap Equity Fund
 Class A Shares                         24.48%       16.93%          --        17.10%
 Class B Shares                         25.15%       15.93%          --        17.83%
Small Cap Equity Fund
 A Shares                               18.69%          --           --        34.03%
 B Shares                               18.84%          --           --        32.44%
U.S. Government Securities Fund**
 A Shares                                2.77%          --           --         4.69%
Small Cap Opportunities Fund
 A Shares                                  --           --           --        31.92%
 B Shares                                  --           --           --        33.10%

----------
*See the notes to the preceding table.

     The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.

                                Yield Quotations

     Any current "yield" quotation for a class of shares shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     The yields of the shares of the Funds for the thirty-day period ended October 31, 1997 were as follows:

                                     Class A     Class B     Institutional
                                    ---------   ---------   --------------
American Value Fund                    1.17%         --             --
Balanced Fund                          2.55%       1.93%            --
Bond Fund                              5.52%       5.04%          6.19%
Capital Growth Fund                       0%          0%          0.13%
Equity Income Fund                     1.51%       1.05%            --
Growth and Income Fund                 0.21%          0%          0.63%
Large Cap Equity Fund                  0.75%       0.29%          1.28%
Short-Term Bond Fund                   5.52%         --           5.94%
Small Cap Equity Fund                     0%          0%             0%
Small Cap Opportunities Fund              0%          0%            --
U.S. Government Securities Fund        5.16%         --           5.61%
U.S. Treasury Income Fund              5.12%       4.63%            --

     Advertisements for the Funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds advised by Chase.

                      Non-Standardized Performance Results*
                            (excluding sales charges)

     The table below reflects the net change in the value of an assumed initial investment of $10,000 in each class of Fund shares in the following Funds (excluding the effects of any applicable sale charges) for the period from the commencement date of business for each such Fund through October 31, 1997. The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectuses, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.

                                Value of         Value of
                                 Initial         Capital         Value of                        Fund
                                 $10,000          Gains         Reinvested                     Inception
                               Investment     Distributions      Dividends     Total Value       Date
                              ------------   ---------------   ------------   -------------   ----------
American Value Fund              $15,690          $  991          $   472        $17,154        2/3/95
U.S. Treasury Income Fund                                                                       9/8/87
 A Shares                        $11,260          $1,184          $11,104        $23,548
 B Shares                        $11,250          $1,251          $10,415        $22,916
Balanced Fund                                                                                  11/4/92
 A Shares                        $15,410          $1,975          $ 2,601        $19,987
 B Shares                        $15,210          $1,934          $ 2,251        $19,395

                                      Value of         Value of
                                       Initial         Capital         Value of                        Fund
                                       $10,000          Gains        Reinvested                      Inception
                                     Investment     Distributions     Dividends      Total Value       Date
                                    ------------   ---------------   ------------   -------------   ----------
Equity Income Fund                                                                                    7/15/92
 Class A                               $14,627         $ 5,329          $1,427         $21,383
 Class B                               $14,521         $ 5,283          $1,362         $21,166
 Class C                               $14,521         $ 5,283          $1,362         $21,166
Growth and Income Fund                                                                                9/23/87
 Class A                               $46,210         $26,680          $9,672         $82,562
 Class B                               $45,960         $26,180          $8,750         $80,890
 Class C                               $45,960         $26,180          $8,750         $80,890
 Institutional Shares                  $46,350         $26,873          $9,963         $83,186
Capital Growth Fund                                                                                   9/23/87
 Class A                               $46,760         $17,674          $4,453         $68,887
 Class B                               $46,110         $17,418          $4,037         $67,565
 Class C                               $46,110         $17,418          $4,037         $67,565
 Institutional Shares                  $46,900         $17,786          $4,681         $69,367
Bond Fund                                                                                             11/1/90
 Class A Shares                        $10,820         $   398          $6,371         $17,589
 Class B Shares                        $10,820         $   394          $6,220         $17,434
 Institutional Shares                  $10,820         $   401          $6,512         $17,732
Short-Term Bond Fund                                                                                 11/30/90
 Class A Shares                        $10,100         $    18          $4,676         $14,794
 Institutional Shares                  $10,110         $    18          $4,754         $14,883
Large Cap Equity Fund                                                                                11/30/90
 Class A Shares                        $14,830         $14,317          $2,173         $31,320
 Class B Shares                        $14,760         $14,245          $2,134         $31,139
 Institutional Shares                  $14,850         $14,461          $2,342         $31,652
Small Cap Equity Fund                                                                                12/20/94
 A Shares                              $23,570         $   619          $  136         $24,325
 B Shares                              $23,190         $   612          $   73         $23,875
 Institutional Shares                  $23,710         $   622          $  137         $24,468
U.S. Government Securities Fund                                                                       2/19/93
 A Shares                              $10,060         $   129          $2,801         $12,990
 Institutional Shares                  $10,040         $   130          $2,873         $13,043
Small Cap Opportunities Fund                                                                          5/19/97
 Class A                               $13,850         $     0          $    0         $13,850
 Class B                               $13,810         $     0          $    0         $13,810
 Class C                               $13,810         $     0          $    0         $13,810

----------

* See the notes to the table captioned "Average Annual Total Return (excluding sales charges)" above. The table above assumes an initial investment of $10,000 in a particular class of a Fund for the period from the Fund's commencement of operations, although the particular class may have been introduced at a subsequent date. As indicated above, performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the performance history of a predecessor class or classes, and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

                      Non-Standardized Performance Results*
                            (includes sales charges)

     With the current maximum sales charge for Class A shares (1.50% for the Short-Term Bond Fund, 4.50% for U.S. Treasury Income Fund, Balanced Fund, Equity Income Fund, Bond Fund and U.S. Government Securities Fund and 4.75% for Growth and Income Fund, Capital Growth Fund, Large Cap Equity Fund, Small Cap Equity Fund and Small Cap Opportunities Fund) reflected, and the currently applicable CDSC for Class B and Class C shares for each period length, the performance figures for the same periods would be as follows:

                                     Value of         Value of
                                      Initial         Capital        Value of
Period Ended                          $10,000          Gains        Reinvested
October 31, 1997                    Investment     Distributions     Dividends     Total Value
--------------------------------   ------------   ---------------   -----------   ------------
U.S. Treasury Income Fund
 A Shares                             $10,753         $ 1,131         $10,604        $22,488
 B Shares                             $11,250         $ 1,251         $10,415        $22,916
Balanced Fund
 A Shares                             $14,717         $ 1,887         $ 2,484        $19,087
 B Shares                             $14,910         $ 1,934         $ 2,251        $19,095
Equity Income Fund
 Class A                              $13,369         $ 5,089         $ 1,363        $20,421
 Class B                              $14,221         $ 5,283         $ 1,362        $20,866
 Class C                              $14,521         $ 5,283         $ 1,362        $21,166
Growth and Income Fund
 Class A                              $44,015         $25,413         $ 9,213        $78,641
 Class B                              $45,960         $26,180         $ 8,750        $80,890
 Class C                              $45,960         $26,180         $ 8,750        $80,890
 Institutional Shares
Capital Growth Fund
 Class A                              $44,539         $16,835         $ 4,241        $65,615
 Class B                              $46,110         $17,418         $ 4,037        $67,565
 Class C                              $46,110         $17,418         $ 4,037        $67,565
 Institutional Shares
Bond Fund
 Class A Shares                       $10,333         $   380         $ 6,085        $16,797
 Class B Shares                       $10,820         $   394         $ 6,220        $17,434
Short-Term Bond Fund
 Class A Shares                       $ 9,949         $    18         $ 4,606        $14,572
Large Cap Equity Fund
 Class A Shares                       $14,126         $13,637         $ 2,070        $29,883
 Class B Shares                       $14,760         $14,245         $ 2,134        $31,139
Small Cap Equity Fund
 A Shares                             $22,450         $   590         $   129        $23,169
 B Shares+                            $22,890         $   612         $    73        $23,575
U.S. Government Securities Fund
 A Shares                             $ 9,607         $   123         $ 2,675        $12,406
 Institutional Shares
Small Cap Opportunities Fund
 Class A                              $13,192         $     0         $     0        $13,192
 Class B                              $13,310         $     0         $     0        $13,310
 Class C                              $13,710         $     0         $     0        $13,310

----------

* See the notes to the table captioned "Average Annual Total Return (excluding sales charges)" above. The table above assumes an initial investment of $10,000 in a particular class of a Fund for the period from the Fund's commencement of operations, although the particular class may have been introduced at a subsequent date. As indicated above, performance information for each class introduced after the commencement of operations of the related Fund (or predecessor fund) is based on the performance history of a predecessor class or classes, and historical expenses have not been restated, for periods during which the performance information for a particular class is based upon the performance history of a predecessor class, to reflect the ongoing expenses currently borne by the particular class.

                        DETERMINATION OF NET ASSET VALUE

     As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Equity securities in a Fund's or Portfolio's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in a Fund's or Portfolio's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

     Interest income on long-term obligations in a Fund's or Portfolio's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

     The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application.

     Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.

     Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

     With respect to the Growth and Income Fund and Capital Growth Fund, the Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of such Portfolio and in no case will they receive a security issued by the Portfolio. Each Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the corresponding Fund is permitted to redeem in kind or unless requested by the corresponding Fund.

     Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in a Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in a Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of such time on the following day the New York Stock Exchange is open for trading.

     Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the Trust (or if a Fund has only one class, shares of such Fund), excluding shares of any Chase Vista money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

     The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement

(less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

     Class A shares of a Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) net asset value or
(ii) cost of any shares acquired and still held in the Fund, or any other Vista fund excluding any Vista money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quality Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

     An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of a Fund (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

     A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such
Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

     Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Vista money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the Vista non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

     The contingent deferred sales charge for Class B and Class C shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan;
(iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500.

     Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion the net asset value per share of the Class A shares may be higher or lower than the net asset value per share of the Class B shares; as a result, depending on the relative net asset values per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

     A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

                                   TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                 Qualification as a Regulated Investment Company

     Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid ) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Because certain Funds invest all of their assets in Portfolios which will be classified as partnerships for federal income tax purposes, such Funds will be deemed to own a proportionate share of the income of the Portfolio into which each contributes all of its assets for purposes of determining whether such Funds satisfy the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).

     In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

     In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

     Each Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

     If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                  Excise Tax on Regulated Investment Companies

     A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               Fund Distributions

     Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below. Dividends paid on Class A, Class B and Class C shares are calculated at the same time. In general, dividends on Class B and Class C shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class B and Class C shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

     A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

     Under recently enacted legislation, the maximum rate of tax on long-term capital gains of individuals will generally be reduced from 28% to 20% (10% for gains otherwise taxed at 15%) for long-term capital gains realized after July 28, 1997 with respect to capital assets held for more than 18 months. Additionally, beginning after December 31, 2000, the maximum tax rate for capital assets with a holding period beginning after that date and held for more than five years will be 18%. Under a literal reading of the legislation, capital gain dividends paid by a regulated investment company would not appear eligible for the reduced capital gain rates. However, the legislation authorizes the Treasury Department to promulgate regulations that would apply the new rates to capital gain dividends paid by a regulated investment company.

     Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

     Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90 day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 180 day period beginning 90 days before such date in the case of certain preferred stock) under the Rules of the Code Section 246(c)(3) and (4); (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund. In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code Section 246(c) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

     For purposes of the Corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends-received deduction) in determining its adjusted current earnings.

     Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

     Distributions by a Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

     Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

     Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

     A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

                          Sale or Redemption of Shares

     A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long- term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.

                              Foreign Shareholders

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to a foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund and capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

     If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

                           State and Local Tax Matters

     Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the regulated investment company holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although states and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          Effect of Future Legislation

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

               MANAGEMENT OF THE TRUST AND THE FUNDS OR PORTFOLIOS

                              Trustees and Officers

     The Trustees and officers of the Trust and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.

     Fergus Reid, III--Chairman of the Trust. Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Age: 65. Address: 202 June Road, Stamford, CT 06903.

     *H. Richard Vartabedian--Trustee and President of the Trust. Investment Management Consultant; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991. Age: 62. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

     William J. Armstrong--Trustee. Vice President and Treasurer, Ingersoll-Rand Company. Age: 56. Address: 49 Aspen Way, Upper Saddle River, NJ 07458.

     John R.H. Blum--Trustee. Attorney in private practice; formerly, partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture - State of Connecticut, 1992-1995. Age: 68. Address: 322 Main Street, Lakeville, CT 06039.

     Stuart W. Cragin, Jr.--Trustee. Retired; formerly President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Age: 64. Address: 108 Valley Road, Cos Cob, CT 06807.

     Roland R. Eppley, Jr.--Trustee. Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc. (1971-1988); Director, Janel Hydraulics, Inc.; formerly Director of The Hanover Funds, Inc.
Age: 65. Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.

     Joseph J. Harkins--Trustee. Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He was employed by Chase in numerous capacities and offices from 1954 through 1989. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Age: 65. Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.

     *Sarah E. Jones--Trustee. President and Chief Operating Officer of Chase Mutual Funds Corp.; formerly Managing Director for the Global Asset Management and Private Banking Division of The Chase Manhattan Bank. Age: 46. Address: One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     W.D. MacCallan--Trustee. Director of The Adams Express Co. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp.; formerly Director of The Hanover Funds, Inc. and The Hanover Investment Funds, Inc. Age: 71. Address: 624 East 45th Street, Savannah, GA 31405.

     W. Perry Neff--Trustee. Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express Co.; formerly Director and Chairman of The Hanover Funds, Inc.; formerly Director, Chairman and President of The Hanover Investment Funds, Inc. Age: 71.
Address: RR 1 Box 102, Weston, VT 05181.

     *Leonard M. Spalding, Jr.--Trustee. Chief Executive Officer of Chase Mutual Funds Corp.; formerly President and Chief Executive Officer of Vista Capital Management and formerly Chief Investment Executive of The Chase Manhattan Private Bank. Age: 62. Address: One Chase Manhattan Plaza, Third Floor, New York, NY 10081.

     Richard E. Ten Haken--Trustee; Chairman of the Audit Committee. Formerly District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Board and President, New York State Teachers' Retirement System.
Age: 63. Address: 4 Barnfield Road, Pittsford, NY 14534.

     Irving L. Thode--Trustee. Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Age: 67. Address: 80 Perkins Road, Greenwich, CT 06830.

     Martin R. Dean--Treasurer. Associate Director, Accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 34.
Address: 3435 Stelzer Road, Columbus, OH 43219.

     Richard Baxt--Secretary. Senior vice President, Client Services, BISYS Fund Services; formerly General Manager of Investment and Insurance, First Fidelity Bank, President of First Fidelity Brokers, and President of Citicorp Investment Services. Age: 44. Address: 125 W. 55th Street, New York, NY 10019.

     Vicky M. Hayes--Assistant Secretary. Vice President and Global Marketing Manager, Vista Fund Distributors, Inc.; formerly Assistant Vice President, Alliance Capital Management and held various positions with J. & W. Seligman & Co. Age: 36. Address: One Chase Manhattan Plaza, 3rd Fl., New York, NY 10081.

     Alaina Metz--Assistant Secretary. Chief Administrative Officer, BISYS Fund Services; formerly Supervisor, Blue Sky Department, Alliance Capital Management L.P. Age: 30. Address: 3435 Stelzer Road, Columbus, OH 43219.

     Lee Schultheis--Assistant Treasurer and Assistant Secretary. President, BISYS Fund Distributors; formerly Managing Director, Forum Financial Group. Age:
41. Address: One Chase Manhattan Plaza, 3rd Fl., New York, New York 10081.

----------

* Asterisks indicate those Trustees that are "interested persons" (as defined in the 1940 Act). Mr. Reid is not an interested person of the Trust's investment advisers or principal underwriter, but may be deemed an interested person of the Trust solely by reason of being Chairman of the Trust.

     The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal year ended October 31, 1997.

     The Board of Trustees of the Trust has established an Investment Committee. The members of the Investment Committee are Messrs. Vartabedian (President), Reid and Spalding. The function of the Investment Committee is to review the investment management process of the Trust.

     The Trustees and officers of the Trust appearing in the table above also serve in the same capacities with respect to Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio (these entities, together with the Trust, are referred to below as the "Chase Vista Funds").

            Remuneration of Trustees and Certain Executive Officers:

     Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component.

     Set forth below is information regarding compensation paid or accrued during the fiscal year ended October 31, 1997 for each Trustee of the Trust:

                                     American                                      Capital         Equity        Growth and
                                       Value       Balanced         Bond           Growth          Income          Income
                                       Fund          Fund           Fund            Fund            Fund            Fund
                                       ----          ----           ----            ----            ----            ----
Fergus Reid, III, Trustee              $50.62       $407.61        $117.00        $3,165.53        $153.79        $5,960.37
H. Richard Vartabedian, Trustee         41.43        335.03          96.52         2,635.42         121.78         4,933.97
William J. Armstrong, Trustee           26.30        213.68          61.73         1,679.21          77.82         3,144.65
John R.H. Blum, Trustee                 29.41        236.31          68.42         1,860.74          85.63         3,485.89
Stuart W. Cragin, Jr., Trustee          27.63        223.36          64.34         1,756.93          81.20         3,289.30
Ronald R. Eppley, Jr., Trustee          27.63        223.36          64.34         1,756.93          81.20         3,289.30

                                   American                                  Capital        Equity      Growth and
                                     Value       Balanced       Bond          Growth        Income        Income
                                     Fund          Fund         Fund           Fund          Fund          Fund
                                     ----          ----         ----           ----          ----          ----
Joseph J. Harkins, Trustee           28.83        231.97        67.05        1,827.03        84.03        3,420.83
Sarah E. Jones, Trustee                  -             -            -               -            -               -
W.D. MacCallan, Trustee              27.63        223.36        64.34        1,756.93        81.20        3,289.30
W. Perry Neff, Trustee               28.83        231.97        67.05        1,827.03        84.03        3,420.83
Leonard M. Spalding, Jr.,
 Trustee                                 -             -            -               -            -               -
Richard E. Ten Haken, Trustee       $27.63       $223.36       $64.34       $1,756.93       $81.20       $3,289.30
Irving L. Thode, Trustee             27.63        223.36        64.34        1,756.93        81.20        3,289.30

                                     Large Cap   Short-Term     Small Cap      Small Cap     U.S. Treasury   U.S. Gov't
                                       Equity       Bond         Equity      Opportunities       Income      Securities
                                        Fund        Fund          Fund           Fund             Fund          Fund
Fergus Reid, III, Trustee              $593.90     $251.04      $2,346.25        $44.99          $578.90       $348.37
H. Richard Vartabedian, Trustee         491.90      211.11       1,907.18         33.72           484.54        292.85
William J. Armstrong, Trustee           312.97      134.11       1,222.93         22.31           307.89        185.94
John R.H. Blum, Trustee                 346.37      149.42       1,357.11         22.48           341.99        206.87
Stuart W. Cragin, Jr., Trustee          327.93      140.74       1,271.48         22.48           323.03        195.23
Ronald R. Eppley, Jr., Trustee          327.93      140.74       1,271.48         22.48           323.03        195.23
Joseph J. Harkins, Trustee              340.17      146.66       1,329.34         22.48           335.77        203.03
Sarah E. Jones, Trustee                      -           -              -             -                -             -
W.D. MacCallan, Trustee                 327.93      140.74       1,271.48         22.48           323.03        195.23
W. Perry Neff, Trustee                  340.17      146.88       1,329.34         22.48           335.77        203.03
Leonard M. Spalding, Jr., Trustee            -           -              -             -                -             -
Richard E. Ten Haken, Trustee           327.93      140.74       1,271.48         22.48           323.03        195.23
Irving L. Thode, Trustee                327.93      140.74       1,271.48         22.48           323.03        195.23

                                           Pension or                 Total
                                           Retirement             Compensation
                                        Benefits Accrued              from
                                     by the Fund Complex(1)     "Fund Complex"(2)
                                     ----------------------     -----------------
Fergus Reid, III, Trustee                    $56,368                $129,500
H. Richard Vartabedian, Trustee               47,622                 102,750
William J. Armstrong, Trustee                 38,372                  67,000
John R.H. Blum, Trustee                       41,363                  73,000
Stuart W. Cragin, Jr., Trustee                34,965                  68,500
Ronald R. Eppley, Jr., Trustee                53,267                  68,500
Joseph J. Harkins, Trustee                    52,508                  71,500
Sarah E. Jones, Trustee                           --                      --
W.D. MacCallan, Trustee                       66,323                  68,500
W. Perry Neff, Trustee                        66,323                  71,500

                                             Pension or                 Total
                                             Retirement             Compensation
                                          Benefits Accrued              from
                                      by the Fund Complex(1)     "Fund Complex"(2)
                                      ----------------------     ------------------
Leonard M. Spalding, Jr., Trustee                  --                      --
Richard E. Ten Haken, Trustee                  31,463                  68,500
Irving L. Thode, Trustee                       41,876                  68,500

----------
(1) Data reflects total benefits accrued by the Trust, Mutual Fund Select Group, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio for the fiscal year ended October 31, 1997, and by Mutual Fund Trust, Mutual Fund Select Trust and Mutual Fund Variable Annuity Trust for the fiscal year ended August 31, 1997.

(2) Data reflects total compensation earned during the period January 1, 1997 to December 31, 1997 for service as a Trustee to the Trust, Mutual Fund Trust, Mutual Fund Variable Annuity Trust, Mutual Fund Select Group, Mutual Fund Select Trust, Capital Growth Portfolio, Growth and Income Portfolio and International Equity Portfolio.

     As of December 31, 1997, the Trustees and officers as a group owned less than 1% of each Fund's outstanding shares, all of which were acquired for investment purposes. For the fiscal year ended October 31, 1997, the Trust paid its disinterested Trustees fees and expenses for all of the meetings of the Board and any committees attended in the aggregate amount of approximately $9,200, which amount was then apportioned among the Funds comprising the Trust.

             Chase Vista Funds Retirement Plan for Eligible Trustees

     Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Chase Vista Funds, the advisers, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (i) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds and (ii) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

     Set forth below in the table are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. As of October 31, 1997, the estimated credited years of service for Messrs. Reid, Vartabedian, Armstrong, Blum, Cragin, Eppley, Harkins, MacCallan, Neff, Spalding, Ten Haken and Thode and for Ms. Jones are 12, 4, 9, 12, 4, 8, 6, 7, 7, 0, 12, 4 and 0, respectively.

    Highest Annual Compensation Paid by All Chase Vista Funds
-----------------------------------------------------------------
 $60,000      $80,000      $100,000      $120,000      $140,000

 Years of
 Service               Estimated Annual Benefits upon Retirement
 -------    ----------------------------------------------------------------
    14       $57,600      $76,800      $96,000      $115,200      $134,400
    12        52,800       70,400       88,000       105,600       123,200
    10        48,000       64,000       80,000        96,000       112,000
     8        38,400       51,200       64,000        76,800        89,600
     6        28,800       38,400       48,000        57,600        67,200
     4        19,200       25,600       32,000        38,400        44,800

     Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the advisers, administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustee's fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are invested in shares of Chase Vista Funds selected by the Trustee. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death.

     Messrs. Eppley, Ten Haken, Thode and Vartabedian each executed a deferred compensation agreement for the 1997 calendar year and as of October 31, 1997 they had contributed $55,334, $27,669, $49,803 and $83,000, respectively.

     The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                             Adviser and Sub-Adviser

     Chase acts as investment adviser to the Funds or Portfolios pursuant to an Investment Advisory Agreement, dated as of May 6, 1996 (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Funds or Portfolios. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds or Portfolios with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' or Portfolios' investments. The advisers continuously provide investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' or Portfolios' assets shall be held uninvested. The advisers to the Funds or Portfolios furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds or Portfolios. The Advisory Agreement for the Funds or Portfolios will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's or Portfolio's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

     Under the Advisory Agreement, the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds and Portfolios with greater opportunities and flexibility in accessing investment expertise.

     Pursuant to the terms of the Advisory Agreement and the sub-advisers' agreements with the adviser, the adviser and sub-advisers are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the adviser or sub-adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

     With respect to the Equity Funds or Equity Portfolios, the equity research team of the adviser looks for two key variables when analyzing stocks for potential investment by equity portfolios: value and momentum. To uncover these qualities, the team uses a combination of quantitative analysis, fundamental research and computer technology to help identify undervalued stocks.

     In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

     Chase, on behalf of the Funds or Portfolios (except American Value Fund), has entered into an investment sub-advisory agreement dated as of May 6, 1996 with Chase Asset Management, Inc. ("CAM"). With respect to the American Value Fund, Chase has entered into an investment advisory agreement with Van Deventer & Hoch ("VDH"), dated as of May 6, 1997. With respect to the day-to-day management of the Funds or Portfolios, under the sub-advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub-advisers. This arrangement will not result in the payment of additional fees by the Funds.

     Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

     CAM is a wholly-owned operating subsidiary of the Adviser. CAM is registered with the Securities and Exchange Commission as an investment adviser and provides discretionary investment advisory services to institutional clients, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase.

     VDH has been in the investment counselling business since 1969 and is ultimately controlled and equally owned by key professionals of VDH and Chase Manhattan Corporation. VDH provides a wide range of asset management services to individuals, corporations, private and charitable trusts, endowments, foundations and retirement funds.

     In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from each Fund or Portfolio an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Fund's or Portfolio's average daily net assets specified in the relevant Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis. For its services under its sub-advisory agreement, CAM (or VDH in the case of American Value Fund) will be entitled to receive, with respect to each such Fund or Portfolio, such compensation, payable by the adviser out of its advisory fee, as is described in the relevant Prospectuses.

     For the fiscal years ended October 31, 1995, 1996 and 1997, Chase was paid or accrued the following investment advisory fees with respect to the following Funds and Portfolios, and voluntarily waived the amounts in parentheses following such fees with respect to each such period:

                                                                 Fiscal Year-Ended October 31,
                                  -------------------------------------------------------------------------------------------
                                              1995                          1996                          1997
Fund                               paid/accrued      waived      paid/accrued      waived       paid/accrued        waived
----                               ------------      ------      ------------      ------       ------------        ------
American Value Fund                     --              --     $   57,746      $ (57,746)     $   75,380        $(66,383)
Balanced Fund                     $145,295       $(145,295)       253,986       (125,808)        419,971         (19,663)
Bond Fund                          162,618        (162,618)       143,017       (143,017)         74,105         (74,105)
Capital Growth Fund                      *              --              *             --               *              --
Equity Income Fund                $ 44,277       $ (35,433)    $   54,769      $ (53,342)        142,666         (14,010)
Growth and Income Fund                   *              --              *             --               *              --
Large Cap Equity Fund              250,452        (250,452)       337,772       (337,772)        476,896        (476,885)
Short-Term Bond Fund                85,353         (85,353)       105,509       (105,509)        120,146        (120,146)
Small Cap Equity Fund              130,401        (130,401)     1,069,668        (31,530)      3,122,539              --
U.S. Government Securities Fund         --              --        288,582        (17,569)#       195,014              --
U.S. Treasury Income Fund          319,705        (220,998)       331,915       (137,440)        329,197         (78,607)

----------

* On November 23, 1993, these Funds changed their structure to a Master/Feeder Fund Structure and do not have an investment adviser because the Trust seeks to achieve the investment objective of the Funds by investing all of the investable assets of each respective Fund in each respective Portfolio. The Portfolios' investment adviser is Chase. With respect to the Growth and Income Portfolio and the Capital Growth Portfolio, for the period November 23, 1993 to October 31, 1994, Chase was paid or accrued the following investment advisory fees, and voluntarily waived the amounts in parentheses following such fees: $4,805,067 ($0.00) and $1,649,889 ($0.00), respectively. For the fiscal year ended October 31, 1995, Chase was paid or accrued the following investment advisory fees, and voluntarily waived the amounts in parentheses following such fees: $6,815,197 ($0.00) and $3,563,194 ($0.00), respectively, with respect to such Portfolios. For the year ended October 31, 1996, Chase was paid or accrued investment advisory fees of $8,101,188 and $4,226,466, respectively, with respect to such Portfolios. For the year ended October 31, 1997, Chase was paid or accrued investment advisory fees of $9,877,868 and $4,971,835, respectively, with respect to such Portfolios.

# Fees paid or accrued for the period from December 1, 1995 through October 31, 1996.

     With respect to Small Cap Opportunities Fund, for the period from May 19, 1997 through October 31, 1997, Chase was paid or accrued the following investment advisory fees and waived the amount in parentheses following such fees: $123,519($110,695).

                                  Administrator

     Pursuant to separate Administration Agreements (the "Administration Agreements"), Chase is the administrator of the Funds and the administrator of each Portfolio. Chase provides certain administrative services to the Funds and Portfolios, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' and Portfolios' independent contractors and agents; preparation for signature by an officer of the Trust and Portfolios of all documents required to be filed for compliance by the Trust and Portfolios with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and Portfolios and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds or Portfolios, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

     Under the Administration Agreements Chase is permitted to render administrative services to others. The Administration Agreements will continue in effect from year to year with respect to each Fund or Portfolio only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or Portfolio or by vote of a majority of such Fund's or Portfolio's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreements are terminable without penalty by the Trust on behalf of each Fund or by a Portfolio on 60 days' written notice when authorized either by a majority vote of such Fund's or Portfolio shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Portfolios, or by Chase on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreements also provide that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds or Portfolios, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreements.

     In addition, the Administration Agreements provide that, in the event the operating expenses of any Fund or Portfolio, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year, and if such amounts should exceed the monthly fee, Chase shall pay to such Fund or Portfolio its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the services provided by Chase pursuant to the Administration Agreements, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year, except that with respect to the Growth and Income Fund and Capital Growth Fund, Chase receives from each of the Funds and the Portfolios a fee computed daily and paid monthly at an annual rate equal to 0.05% of their respective average daily net assets. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

     For the fiscal years ended October 31, 1995, 1996 and 1997, Chase was paid or accrued the following administration fees and voluntarily waived the amounts in parentheses following such fees:

                                                         Fiscal Year-Ended October 31,
                            ---------------------------------------------------------------------------------------
                                        1995                          1996                         1997
Fund                         paid/accrued      waived     paid/accrued       waived      paid/accrued     waived
----                         ------------      ------     ------------       ------      ------------     ------
American Value Fund                  --             --      $  7,293        $ (7,293)*    $   10,769     $  (4,671)
Balanced Fund                  $ 29,053      $ (29,053)       50,797         (14,689)         83,940          None
Bond Fund                        54,206        (54,206)       47,715         (47,715)         24,703       (24,703)
Capital Growth Fund+            435,695       (116,282)      526,852            None         619,816          None
Equity Income Fund               11,069         (8,855)       13,692         (13,293)         35,929        (1,560)
Growth and Income Fund+         830,077       (252,586)      971,251            None       1,169,015          None
Large Cap Equity Fund            52,613        (62,613)       84,443         (84,443)        119,235      (119,235)
Short-Term Bond Fund             34,141        (34,141)       42,171         (42,171)         48,058       (48,058)
Small Cap Equity Fund            20,040        (20,040)      164,564          (6,152)        480,368          None
U.S. Government Securities
 Fund                                --             --        63,984         (26,354)*        65,005          None
U.S. Treasury Income Fund       106,559        (76,094)      110,678         (23,372)        109,732          None

----------
+ On November 23, 1993, these Funds changed their structure to a Master/Feeder
  Structure. The Portfolios' administrator is Chase. With respect to the Growth and Income Portfolio and the Capital Growth Portfolio, for the fiscal year ended October 31, 1995, Chase was paid or accrued administration fees of $851,900 and $445,399, respectively. For the fiscal year ended October 31, 1996, Chase was paid or accrued administration fees of $1,012,648 and $528,308, respectively. For the fiscal year ended October 31, 1997, Chase was paid or accrued administration fees of $1,234,733 and $621,480, respectively.
* Fees paid or accrued for the period from December 1, 1995 through October 31, 1996.

     With respect to the Small Cap Opportunities Fund, for the period May 19, 1997 through October 31, 1997, Chase was paid or accrued the following administration fees and voluntarily waived the amount in parentheses following such fees: $18,909($7,783).

                               Distribution Plans

     The Trust has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of certain classes of shares of certain Funds as described in the Prospectuses, which provide such classes of such Funds shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates not to exceed the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses.

     Class B and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C shares of up to 4.00% and 1.00%, respectively, of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

     Some payments under the Distribution Plans may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Class A shares, or 0.25% annualized of the average net asset value of the Class B shares, or 0.75% annualized of the average net asset value of the Class C shares, maintained in a Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B and Class C shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B or Class C shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plans. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C shares in any one year will be accrued and paid by a Fund to the Distributor in fiscal years subsequent thereto. In determining whether to purchase Class B or Class C shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C shares. However, the Shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

     Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

     Each Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to such Plan ("Qualified Trustees"). The continuance of each Distribution Plan was most recently approved on October 13, 1995. Each Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting Shares of the class of such Fund to which it applies (as defined in the 1940 Act). Each Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. For the fiscal year ended October 31, 1997, the Distributor was paid or accrued the following Distribution Fees and voluntarily waived the amounts of such fees:

Fund                          Paid/Accrued        Waived
----                          ------------       --------
American Value Fund            $   26,921        $(26,921)
U.S. Treasury Income Fund
 A Shares                         248,112              --
 B Shares                          78,656              --
Balanced Fund
 A Shares                         179,363              --
 B Shares                          91,463              --
Growth and Income Fund
 A Shares                       3,744,605              --
 B Shares                       3,277,746              --
Capital Growth Fund
 A Shares                       2,030,033              --
 B Shares                       2,885,630              --

Fund                     Paid/Accrued        Waived
----                     ------------     ------------
Equity Income Fund
 A Shares                    72,607              --
 B Shares                    51,643              --
Bond Fund
 Class A Shares              13,451              --
 Class B Shares               8,367              --
Short-Term Bond Fund
 Class A Shares              21,379         $(8,902)
Large Cap Equity Fund
 Class A Shares              37,298              --
 Class B Shares              21,655              --
Small Cap Equity Fund
 A Shares                   408,427              --
 B Shares                   679,155              --
U.S. Government
 Securities Fund
 A Shares                     7,685         $(7,685)

     With respect to the Class A shares of the Funds, the Distribution Fee was allocated as follows:

                              Printing, Postage         Sales            Advertising &
Fund                             and Handling       Compensation     Administrative Filings
----                         -------------------    ------------     ----------------------
U.S. Treasury Income Fund
 A Shares                          $ 53,096          $  152,093             $ 42,923
Balanced Fund
 A Shares                            38,384             109,950               31,030
Capital Growth Fund
 A Shares                           434,427           1,244,410              351,196
Equity Income Fund
 A Shares                            15,538              44,508               12,561
Growth and Income Fund
 A Shares                           801,345           2,295,443              647,817
Bond Fund
 Class A Shares                       2,879               8,245                2,327
Short-Term Bond Fund
 Class A Shares                       2,670               7,648                2,159
Large Cap Equity Fund
 Class A Shares                       7,982              22,864                6,453
Small Cap Equity Fund
 A Shares                            87,403             250,366               70,658

     With respect to Small Cap Opportunities Fund, for the period May 13, 1997 through October 31, 1997, the Distributor was paid or accrued the following fees and voluntarily waived the amount in parentheses following such fees: $27,016 ($0) in the case of Class A shares and $60,398 ($0) in the case of Class B shares.

     With respect to the Class A shares of Small Cap Opportunities Fund, the Distribution Fee was allocated as follows: $5,781 (Printing, Postage and Handling); $16,561 (Sales Compensation); and $4,674 (Advertising and Administrative Filings).

     With respect to the Class B shares of the Funds, the Distribution Fee was paid to FEP Capital L.P. for acting as finance agent.

                  Distribution and Sub-Administration Agreement

     The Trust has entered into a Distribution and Sub-Administration Agreement dated August 24, 1995 (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of each class of Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

     The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

     In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

     In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis. For the fiscal years ended October 31, 1995, 1996 and 1997 the Distributor was paid or accrued the following sub-administration fees under the Distribution Agreement, and voluntarily waived the amounts in parentheses following such fees:

                                                  Fiscal Year-Ended October 31,
                        ----------------------------------------------------------------------------------
                                   1995                        1996                        1997
Fund                      payable        waived        payable       waived        payable       waived
----                      -------        ------        -------       ------        -------       ------
American Value Fund          --               --      $  2,213          None*     $  5,384         None
Balanced Fund           $14,527         $(14,527)       25,399       $(1,680)       41,997         None
Bond Fund                27,103             None        23,793          None        12,350      $(6,968)
Capital Growth Fund     435,488             None       526,852          None       619,911         None

                                                           Fiscal Year-Ended October 31,
                                    ---------------------------------------------------------------------------
                                             1995                     1996                      1997
Fund                                 payable       waived      payable     waived       payable        waived
----                                 -------       ------      -------     ------       -------        ------
Equity Income Fund                    5,535          None        6,846      None          17,963          None
Growth and Income Fund              830,077          None      971,201      None       1,169,014          None
Large Cap Equity Fund                31,306          None       42,221      None          59,617          None
Short-Term Bond Fund                 17,071          None       21,085      None          24,030        (5,836)
Small Cap Equity Fund                10,030        (3,488)      82,282      None         240,179          None
U.S. Government Securities Fund          --            --       18,814      None*         32,502       (15,205)
U.S. Treasury Income Fund            53,284          None       53,339      None          54,866          None

----------
 * Fees paid or accrued for the period from December 1, 1995 through October 31, 1996.

** Fees paid or accrued for the period from May 6, 1996 through October 31, 1996.

     With respect to Small Cap Opportunities Fund, for the period May 13, 1997 through October 31, 1997, the Distributor was paid or accrued the following sub-administration fees under the Distribution Agreement and voluntarily waived the amount in parentheses following such fees: $9,451 ($3,891).

           Shareholder Servicing Agents, Transfer Agent and Custodian

     The Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Fund as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Fund; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by a Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. Shareholder servicing agents may be required to register pursuant to state securities law.

     Each Shareholder Servicing Agent may voluntarily agree from time to time to waive a portion of the fees payable to it under its Servicing Agreement with respect to each Fund on a month-to-month basis. For the fiscal years ended October 31, 1995, 1996 and 1997, fees payable to the Shareholder Servicing Agents (all of which currently are related parties) and the amounts voluntarily waived for each such period (as indicated in parentheses), were as follows:

                                                           Fiscal Year-Ended October 31,
                             -----------------------------------------------------------------------------------------
                                         1995                           1996                          1997
Fund                           payable         waived         payable         waived         payable         waived
----                           -------         ------         -------         ------         -------         ------
American Value Fund                                                                           26,921       $ (23,326)
U.S. Treasury Income Fund
 A Shares                     $246,251        $(197,001)     $249,561        $(222,710)     $248,112       $(238,380)
 B Shares                       20,753               --        27,059               --      $ 26,319              --
Balanced Fund
 A Shares                       60,650          (48,520)      107,171          (98,086)     $179,498       $(179,498)
 B Shares                       11,983               --        19,822               --      $ 30,353              --

                                                         Fiscal Year-Ended October 31,
                          --------------------------------------------------------------------------------------------
                                      1995                            1996                            1997
Fund                         payable          waived         payable          waived         payable         waived
----                         -------          ------         -------          ------         -------         ------
Growth and Income Fund
 Class A                  $3,610,762               --     $3,989,725               --     $3,744,600              --
 Class B                  $  539,805               --     $  820,579               --     $1,092,905              --
 Institutional                    --               --     $   46,244               --     $1,007,567              --
Capital Growth Fund
 Class A                  $1,674,668               --     $1,836,642               --     $2,029,200              --
 Class B                  $  503,805               --     $  746,722               --     $  962,344              --
 Institutional                    --               --     $   50,897               --     $  107,773              --
Equity Income Fund
 Class A                  $   27,673         $(26,964)    $   33,998        $ (33,998)    $   67,368         (43,638)
 Class B                          --               --     $      240               --     $   17,214              --
Bond Fund
 Class A Shares                   --               --     $      733        $    (733)    $   13,451        $(13,451)
 Class B Shares                   --               --     $      516               --     $    2,789              --
 Institutional Shares             --               --     $   43,872        $ (12,631)    $   45,514        $(45,313)
Short-Term Bond Fund
 Class A Shares                   --               --     $   12,200        $  (8,772)    $   22,218        $ (8,902)
 Institutional Shares             --               --     $   46,925        $ (31,710)        97,928        $(58,693)
Large Cap Equity Fund
 Class A Shares                   --               --     $    8,140               --     $   37,298              --
 Class B Shares                   --               --             96               --     $    7,218              --
 Institutional Shares             --               --     $  131,164        $ (24,277)    $  253,543              --
Small Cap Equity Fund
 A Shares                         --               --     $   37,103               --     $   66,388              --
 B Shares                         --               --     $  117,011               --     $  226,585              --
 Institutional Shares             --               --     $   38,235        $ (38,235)    $  566,164        $(90,765)
U.S. Government
 Securities Fund
 A Shares                         --               --     $    3,551        $  (3,551)    $    7,685        $ (7,685)
 Institutional Shares             --               --     $  195,938         (935,060)    $  154,826        $(21,879)

     With respect to Class A shares of Small Cap Opportunities Fund, for the period May 13, 1997 through October 31, 1997, fees paid to the Shareholder Servicing Agents (all of which are currently related parties) and the amount voluntarily waived for such period (as indicated in parentheses) were as follows: $27,016 ($26,585).

     With respect to the Class B shares of Small Cap Opportunity Fund, for the period May 19, 1997 through October 31, 1997, fees paid to the Shareholder Servicing Agents (all of which are currently related parties) and the amount voluntarily waived for such period (as indicated in parentheses) were as follows: $20,133 ($--).

     The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

     Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund and receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase also provides fund accounting services for the income, expenses and shares outstanding for such Funds. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245.

                             INDEPENDENT ACCOUNTANTS

     The financial statements incorporated herein by reference from the Trust's Annual Reports to Shareholders for the fiscal year ended October 31, 1997, and the related financial highlights which appear in the Prospectuses, have been incorporated herein and included in the Prospectuses in reliance on the reports of Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, given on the authority of said firm as experts in accounting and auditing. Price Waterhouse LLP provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                           CERTAIN REGULATORY MATTERS

     Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in the Prospectus and this Statement of Additional Information without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

     Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction my limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

                               GENERAL INFORMATION

              Description of Shares, Voting Rights and Liabilities

     Mutual Fund Group is an open-end, non-diversified management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1987. The Trust currently consists of 19 series of shares of beneficial interest, par value $.001 per share. With respect to certain Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by a Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.

     Certain Funds offer Class A, Class B and Class C shares. The classes of shares have several different attributes relating to sales charges and expenses, as described herein and in the Prospectuses. In addition to such differences, expenses borne by each class of a Fund may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, contingent deferred sales charges, and ongoing annual expenses will depend on the length of time a share is held.

     Selected dealers and financial consultants may receive different levels of compensation for selling one particular class of shares rather than another.

     The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

     Stock certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's Shareholder Servicing Agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a Shareholder Servicing Agent. No certificates are issued for Class B shares due to their conversion feature. No certificates are issued for Institutional Shares.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Board of Trustees has adopted a code of ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The code has been designated to address potential conflicts of interest that can arise in connection with personal trading activities of such persons. Persons subject to the code are generally permitted to engage in personal securities transactions, subject to certain prohibitions, pre-clearance requirements and blackout periods.

                                Principal Holders

     As of       , 1998, the following persons owned of record 5% or more of the outstanding shares of the following classes of the following Funds:

AMERICAN VALUE FUND

Balsa and Co.                                  43.93%       Trulin and Company                              9.13%
PO Box 1768                                                 C/O Chase Manhattan Bank
Grand Central Station                                       Attn: Mutual Funds FDS/T-C
New York, NY 10163-1768                                     PO Box 1412
                                                            Rochester, NY 14603-1412
Charles Schwab and Co. Inc.                    27.25%
Reinvest Account                                            BALANCED FUND B SHARES
Attn: Mutual Funds Dept.
101 Montgomery Street                                       MLPF&S for the sole benefit of its customers    7.89%
San Francisco, CA 94104-4122                                Attn: Fund Administration
                                                            4800 Deer Lake Drive East
BALANCED FUND A SHARES                                      3rd Floor
                                                            Jacksonville, FL 32246-6484
Testa and Company                              21.54%
C/O Chase Manhattan Bank                                    BOND FUND A SHARES
Attn: Mutual Funds / T-C
PO Box 1412                                                 Liva & Company                                 59.37%
Rochester, NY 14603-1412                                    C/O Chase Manhattan Bank
                                                            Attn: Mut FDS / T-C
Chase Manhattan Bank N/A                       10.92%       PO Box 1412
Global Sec Services Omnibus                                 Rochester NY 14603-1412
Attn: Alex Kwong
3 Chase Metro Tech Center                                   Balsa and Company                               9.10%
7th Floor                                                   PO Box 1768
Brooklyn, NY 11245-0001                                     Grand Central Station
                                                            New York, NY 10163-1768
Hamill and Company                              9.93%
FBO Texas New Mexico Power                                  Balsa and Company                               7.67%
Mail Sta 16-HCB-09                                          PO Box 1768
PO Box 2558                                                 Grand Central Station
Houston, TX 77252                                           New York, NY 10163-1768

Testa and Company                    5.73%                  Wheat First Securities              22.64%
C/O Chase Manhattan Bank                                    A/C 4455-3932
Attn: Mutual Funds / T-C                                    Gary Jaffe & Beverly A. Jaffee
PO Box 1412                                                 209 Clarion Avenue
Rochester, NY 14603-1412                                    Melrose Park, PA 19027-3424

BOND FUND B SHARES                                          Everen Clearing Corp Trust           6.91%
                                                            FBO Jennifer Goldman
Marilyn M. White TTEE               13.12%                  A/C 3239-4526
U/A DTD Aug 10 90                                           SEP IRA
Marilyn M. White Survivors Trust                            22 Belmont #3
6211 Prospect Road                                          Long Beach, CA 90803-1566
San Jose, CA 95129-4740                                     Everen Clearing Corp                 5.01%
Phyllis Ruedy TTEE                   6.71%                  A/C 4072-6760
U/A DTD Jun 30 84                                           Chris Jennings and
Mathilde R. Ruedy Trust                                     111 East Kilborn Avenue
195 Cypress PL                                              Milwaukee, WI 53202-6611
Sausalito, CA 94965-1566
                                                            CAPITAL GROWTH FUND
BOND FUND INSTITUTIONAL SHARES                               INSTITUTIONAL SHARES

Trulin and Company                  60.67%                  Bankers Trust of the Southwest      24.46%
C/O Chase Manhattan Bank                                    As TTEE for the Mapco Inc & Subsid
Attn: Mutual Funds FDS/T-C                                  Profit Sharing & Savings Plan
PO Box 1412                                                 Attn: Deborah L. Turri
Rochester, NY 14603-1412                                    348 Grassmere Park Drive
                                                            Nashville, TN 37211-3658
Texas Commerce Bank                 10.45%
Avesta                                                      Testa and Company                   22.81%
MSC 101111F 342                                             C/O Chase Manhattan Bank
Asset Trading Unit                                          Attn: Mutual Funds/ T-C
PO Box 2558                                                 PO Box 1412
Houston, TX 77252-2558                                      Rochester, NY 14603-1412

SEI Trust Co.                        6.71%                  Chase Manhattan Bank TTEE           17.79%
First National Bank of Rochester                            FBO Berg Electronics Savings Plan
Attn: Mutual Fund Administrator                             Attn: Kurt Smailus
One Freedom Valley Drive                                    770 Broadway
Oaks, PA 19456                                              10th Floor
                                                            New York, NY 10003-9522
Testa and Company                    5.55%
C/O Chase Manhattan Bank                                    International Wire                  15.69%
Attn: Mutual Funds/ T-C                                     Retirement Savings Plan
PO Box 1412                                                 770 Broadway
Rochester, NY 14603-1412                                    10th Floor
                                                            New York, NY 10003-9522
CAPITAL GROWTH FUND
 C SHARES                                                   Bankers Trust Trustee               14.76%
                                                            Alliance Coal Corp PSSP
NFSC FEBO # B7B--517526             55.78%                  Attn: Elijah Outen
Miriam M. Levine                                            34 Exchange Place
7414 Lake Meadow Way # 102                                  Jersey City, NJ 07302-3901
Boynton Beach, FL 33437-5909

EQUITY INCOME FUND                                          GROWTH AND INCOME FUND
 A SHARES                                                    INSTITUTIONAL SHARES

Liva & Company                     11.83%                   Testa and Company                 100.00%
C/O Chase Manhattan Bank                                    C/O Chase Manhattan Bank
Attn: Mut FDS/T-C                                           Attn: Mutual Funds/ T-C
PO Box 1412                                                 PO Box 1412
Rochester, NY 14603-1412                                    Rochester, NY 14603-1412

EQUITY INCOME FUND                                          INTERNATIONAL EQUITY FUND
 C SHARES                                                    A SHARES

Noel Goulston                      57.75%                   Balsa and Company                  12.14%
Mary T. Goulston JTWROS                                     PO Box 1768
6241 Evian Place                                            Grand Central Station
Boynton Beach, FL 33437-4908                                New York, NY 10163-1768
Thomas E. Gress                    14.31%
Marie B. Gress JTWROS                                       Balsa and Company                   8.51%
803 Durham Court                                            PO Box 1768
Southlake, TX 76092-8621                                    Grand Central Station
                                                            New York, NY 10163-1768
Erwin H. Levine                    14.26%                   LARGE CAP EQUITY FUND
Raenne Levine JTWROS                                         A SHARES
875 Robert Treat Ext
Orange, CT 06477-1649                                       Balsa and Company                  34.87%
                                                            PO Box 1768
NFSC FBO # 0C8-364754               5.77%                   Grand Central Station
NFSC /FMTC IRA Rollover                                     New York, NY 10163-1768
FB0 Linda S. Degreef
500 West Rand Road                                          Liva & Company                     16.57%
Apt. B104                                                   C/O Chase Manhattan Bank
Arlington Heights, IL 60004-2347                            Attn: Mut FDS/T-C
                                                            PO Box 1412
Donaldson Lufkin Jenrette           5.77%                   Rochester, NY 14603-1412
Securities Corporation Inc.
PO Box 2052                                                 Corelink Financial Services         8.78%
Jersey City, NJ 07303-2052                                  PO Box 4054
                                                            Concord, CA 94524-4054
GROWTH AND INCOME FUND
 C SHARES                                                   LARGE CAP EQUITY FUND
                                                             B SHARES
Wheat First Securities             47.38%
A/C 2811-9207                                               NFSC FEB0 # CL7-450251              5.33%
Dorothy Disner Trust                                        NFSC/FMTC IRS rollover
Dorothy Disner Judith Malamud                               FBO Seymour Weiner
430 Sycamore Avenue                                         6545 164th Street
Merion Station, PA 19066-1541                               Fresh Meadows, NY 11365-2651

NFSC FEB0 #B7B-534340              39.22%                   LARGE CAP EQUITY FUND
Martin Epstein                                               INSTITUTIONAL SHARES
2817 Avenue U
Brooklyn, NY 11229-5053                                     Trulin and Company                 24.35%
                                                            C/O Chase Manhattan Bank
                                                            Attn: Mutual Funds FDS/T-C
                                                            PO Box 1412
                                                            Rochester, NY 14603-1412

Testa and Company                            9.02%          Testa and Company                           17.96%
C/O Chase Manhattan Bank                                    C/O Chase Manhattan Bank
Attn: Mutual Funds/ T-C                                     Attn: Mutual Funds/ T-C
PO Box 1412                                                 PO Box 1412
Rochester, NY 14603-1412                                    Rochester, NY 14603-1412

Chase Manhattan Bank                         5.98%          Fleet Trust Co                               8.69%
FBA Jericho OCI Pension PL SLRD EE                          #20842002 DTD Jul 91
Future Benefits--Custody                                    Custodian for Rochester area Foundation
Attn: Terry Zimmardi                                        Attn: 227-401512
One Chase Manhattan Plaza                                   PO Box 92800
4th Floor                                                   Rochester, NY 14692-8900
New York, NY 10081-1000
                                                            Fleet National Bank                          5.97%
SHORT TERM BOND FUND                                        FBO Rochester Area Foundation
 A SHARES                                                   Attn: #20845012
                                                            PO Box 92800
Mass Mutual Agents Health                   27.68%          Rochester, NY 14692-8900
Benefit Trust                                               SMALL CAP EQUITY FUND
C/O Richard Peck D113                                        A SHARES
1295 State Street
Springfield, MA 01111-0002                                  Charles Schwab & Co.                         9.19%
Voluntary Hospitals of American Southwest   12.44%          Reinvest Account
14901 Quorum Drive                                          Attn: Mutual Funds Dept
Suite 300                                                   101 Montgomery Street
Dallas, TX 75240-6784                                       San Francisco, CA 94104-4122

Balsa and Company                           11.65%          SMALL CAP OPPORTUNITIES FUND
PO Box 1768                                                  INSTITUTIONAL SHARES
Grand Central Station
New York, NY 10163-1768                                     Balsa and Company                            9.39%
                                                            PO Box 1768
MLPF&S for the sole benefit of              10.04%          Grand Central Station
its customers                                               New York, NY 10163-1768
Attn: Fund Administration
4800 Deer Lake Drive East                                   SMALL CAP OPPORTUNITIES FUND
3rd Floor                                                    B SHARES
Jacksonville, FL 32246-6484
                                                            MLPF&S for the sole benefit of               5.90%
SHORT TERM BOND FUND                                        its customers
 INSTITUTIONAL SHARES                                       Attn: Fund Administration
                                                            4800 Deer Lake Drive East
Trulin and Company                          36.30%          3rd Floor
C/O Chase Manhattan Bank                                    Jacksonville, FL 32246-6484
Attn: Mutual Funds FDS/T-C
PO Box 1412                                                 SMALL CAP OPPORTUNITIES FUND
Rochester, NY 14603-1412                                     C SHARES

Liva & Company                              26.52%          MLPF&S for the sole benefit of              56.64%
C/O Chase Manhattan Bank                                    its customers
Attn: Mut FDS/T-C                                           Attn: Fund Administration
PO Box 1412                                                 4800 Deer Lake Drive East
Rochester, NY 14603-1412                                    3rd Floor
                                                            Jacksonville, FL 32246-6484

Donaldson Lufkin Jenrette                         13.43%    Chemical Bank                                      7.20%
Securities Corporation Inc.                                 Custodian for the IRA of
PO Box 2052                                                 Edward McCabe
Jersey City, NJ 07303-2052                                  226 West Broadway
                                                            New York, NY 10013-2408
Randy Kevin Litzau                                11.32%
Pamela Sue Litzau                                           Chemical Bank                                      5.94%
3621 Tenbrook Road                                          Custodian for the IRA of Alice Ann Berryhill
Arnold, MO 63010-3182                                       PO Box 232
                                                            Mendham, NJ 10013-2408
Everen Clearing Corp.                              8.49%    US GOVERNMENT SECURITIES FUND
A/C 4072-6760                                                INSTITUTIONAL SHARES
Chris Jennings &
111 East Kilbourn Avenue                                    Chase Manhattan Bank                               7.58%
Milwaukee, WI 53202-6611                                    FBA Jericho Rockaway
                                                            Future Benefits--Custody
David H. Henkelmann                                5.49%    Attn: Terry Zimmardi
Yvonne Henkelmann                                           One Chase Manhattan Plaza
3636 Antonia Woods Drive                                    4th floor
Imperial, MO 63052-2930                                     New York, NY 10081-1000
SMALL CAP EQUITY FUND
 INSTITUTIONAL SHARES                                       Chase Manhattan Bank                               6.26%
                                                            Future Benefits--Custody
Chase Manhattan Bank N/A                         100.00%    Fred Schildwachter Pension Plan
Global Sec Services Omnibus                                 Attn: Terry Zimmardi
CMB Thrift Incentive Plan                                   One Chase Manhattan Plaza
Attn: Jeff Rosenberg                                        4th floor
3 Chase Metro Tech Center                                   New York, NY 10081-1000
7th Floor
Brooklyn, NY 11245-0001                                     Chase Manhattan Bank                               5.79%
                                                            FBA Jericho Alleghany Corp Retire
US GOVERNMENT SECURITIES FUND                               Future Benefits--Custody
 A SHARES                                                   Attn: Terry Zimmardi
                                                            One Chase Manhattan Plaza
Testa and Company                                 24.15%    4th floor
C/O Chase Manhattan Bank                                    New York, NY 10081-1000
Attn: Mutual Funds/ T-C
PO Box 1412                                                 US TREASURY INCOME FUND
Rochester, NY 14603-1412                                     A SHARES

Chemical Bank                                     14.37%    Testa and Company                                 18.28%
Custodian for the IRA of Rose Faggan                        C/O Chase Manhattan Bank
7 East 14th Street                                          Attn: Mutual Funds/ T-C
Apt                                                         PO Box 1412
                                                            Rochester, NY 14603-1412

                              Financial Statements

     The 1997 Annual Report to Shareholders of each Fund, including the reports of independent accounts, financial highlights and financial statements for the fiscal year ended October 31, 1997 contained therein, are incorporated herein by reference.

                         Specimen Computations of Offering Prices Per Share

Focused Equity Research Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at an assumed net
 asset value of $10.00 per share.......................................................     $10.00
Maximum Offering Price per Share (an assumed net value of $10.00 per share divided by
 .9525) (reduced on purchases of $100,000 or more).....................................     $10.50

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at an assumed net
 asset value of $10.00 per share.......................................................     $10.00

C Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at an assumed net
 asset value of $10.00 per share.......................................................     $10.00

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at an assumed net
 asset value of $10.00 per share ......................................................     $10.00

Growth and Income Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .....................................................................     $46.21
Maximum Offering Price per Share ($46.21 divided by .9525) (reduced on purchases of
 $100,000 or more).....................................................................     $48.51

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .....................................................................     $45.96

C Shares:
Net Asset Value and Redemption Price Per Share of Beneficial Interest at
 October 31, 1997 .....................................................................     $45.96

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .....................................................................     $46.35

Capital Growth Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $46.76
Maximum Offering Price per Share ($46.76 divided by .9525) (reduced on purchases of
 $100,000 or more)...................................................................     $49.09

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $46.11

C Shares:
Net Asset Value and Redemption Price Per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $46.11

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $46.90

Equity Income Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $19.32
Maximum Offering Price per Share ($19.32 divided by .955) (reduced on purchases of
 $100,000 or more)...................................................................     $20.19

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $19.09

C Shares:
Net Asset Value and Redemption Price Per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $19.09

Small Cap Opportunities Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $13.85
Maximum Offering Price per Share ($13.85 divided by .9525) (reduced on purchases of
 $100,000 or more)...................................................................     $14.54

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $13.81

C Shares:
Net Asset Value and Redemption Price Per Share of Beneficial Interest at
 October 31, 1997 ...................................................................     $13.81

Balanced Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1996 ........................................................................     $15.41
Maximum Offering Price per Share ($15.41 divided by .955) (reduced on purchases of
 $100,000 or more)........................................................................     $16.14

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1996 ........................................................................     $15.21

Large Cap Equity Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1996 ........................................................................     $14.83
Maximum Offering Price per Share ($14.83 divided by .9525) (reduced on purchases of
 $100,000 or more)........................................................................     $15.57

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ........................................................................     $14.76

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ........................................................................     $14.85

Bond Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at October 31, 1997      $10.82
Maximum Offering Price per Share ($10.82 divided by .955) (reduced on purchases of
 $100,000 or more)........................................................................     $11.33

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ........................................................................     $10.87

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ........................................................................     $10.82

Short-Term Bond Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 ........................................................................     $10.10
Maximum Offering Price per Share ($10.10 divided by .9850) (reduced on purchases of
 $100,000 or more)........................................................................     $10.25

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $10.11

Small Cap Equity Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $23.57
Maximum Offering Price per Share ($23.57 divided by .9525) (reduced on purchases of
 $100,000 or more).................................................................     $24.75

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $23.19

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $23.71

American Value Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $15.69

U.S. Government Securities Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $10.06
Maximum Offering Price per Share ($10.06 divided by .955) (reduced on purchases of
 $100,000 or more).................................................................     $10.53

Institutional Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $10.04

U.S. Treasury Income Fund (specimen computations)

A Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $11.26
Maximum Offering Price per Share ($11.26 divided by .955) (reduced on purchases of
 $100,000 or more).................................................................     $11.79

B Shares:
Net Asset Value and Redemption Price per Share of Beneficial Interest at
 October 31, 1997 .................................................................     $11.25

                                   APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES

     Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

     Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government are guaranteed by the U.S. Government.

     FNMA Bonds--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

     FHA Debentures--are debentures issued by the Federal Housing Administration of the U.S. Government and are guaranteed by the U.S. Government.

     FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

     GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

     FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

     GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

     New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

     Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

     Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

     SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

     Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

     FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

     Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

     Student Loan Marketing Association ("Sallie Mae") Notes and bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

     D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

     Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

     In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

     Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                                                     APPENDIX B

                             DESCRIPTION OF RATINGS

A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

Moody's Investors Service's Corporate Bond Ratings

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree.

Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group Corporate Bond Ratings

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated "CI" are income bonds on which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service's Commercial Paper Ratings

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Bond Ratings

AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Fitch Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

                                     PART C









                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits



     (a)    Financial statements


                 In Part A:       Financial Highlights


                 In Part B:       Financial Statements and the Reports
                                  thereon for the Funds filed herein are
                                  incorporated by reference into Part B
                                  as part of the 1997 Annual Reports to
                                  Shareholders for such Funds as filed with the Securities and Exchange Commission by Mutual
                                  Fund Group on Form N-30D on January 7, 1998, accession number 0000950146-98-000027, which are incorporated into Part B by reference.



                 In Part C:       None.

     (b)    Exhibits:

Exhibit
Number
-------
1(a)        Declaration of Trust, as amended. (1)
1(b)        Certificate of Amendment to Declaration of Trust dated December 14,
            1995.(6)
1(c)        Certificate of Amendment to Declaration of Trust dated October 19,
            1995.(6)
1(d)        Certificate of Amendment to Declaration of Trust dated July 25,
            1993.(6)
1(e)        Certificate of Amendment of Declaration of Trust dated
            November 1997.(10)
2           By-laws, as amended. (1)
3           None.
4           Specimen share certificate. (1)
5(a)        Form of Proposed Investment Advisory Agreement.(6)
5(b)        Form of Proposed Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(6)
5(c)        Form of Proposed Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Van Deventer & Hoch(6).
6(a)        Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
7(a)        Retirement Plan for Eligible Trustees.(6)
7(b)        Deferred Compensation Plan for Eligible Trustees.(6)
8(a)        Custodian Agreement. (1)
8(b)        Sub-Custodian Agreement. (1)
9(a)        Transfer Agency Agreement. (1)
9(b)        Administrative Services Plan. (1)
9(c)        Shareholder Servicing Agreement of Vista Mutual Funds. (1)
9(d)        Form of Shareholder Servicing Agreement of Vista Premier Funds.(1)
9(e)        Form of Shareholder Servicing Agreement. (6)

9(f)        Agreement and Plan of Reorganization and Liquidation.(6)
9(g)        Form of Administration Agreement.(6)

10          Opinion re: Legality of Securities being Registered.(1)

11          Consent of Price Waterhouse LLP.(11)

12          None.
13          Not Applicable


14          None.

15(a)       Rule 12b-1 Distribution Plan of Mutual Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
15(b)       Rule 12b-1 Distribution Plan of Premier Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
15(c)       Rule 12b-1 Distribution Plan for each of Bond Fund,
            Short-Term Bond Fund, Equity Fund and U.S. Government
            Money Market Fund including Selected Dealer Agreement and Shareholder Service Agreement.(2)
15(d) Form of Rule 12b-1 Distribution Plan for Class B shares of the Prime Money Market Fund.(3)
15(e)       Form of Rule 12b-1 Distribution Plan for Small Cap Equity
            Fund.(4)
15(f)       Form of Rule 12b-1 Distribution Plan - Class A Shares -
            American Value Fund (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(6)

15(g)       Rule 12b-1 Distribution Plan - Class B Shares (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
15(h)       Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(9)
16          Schedule for Computation for Each Performance Quotation.(5)

17          Financial Data Schedule.(11)

18          Form of Rule 18f-3 Multi-Class Plan.(6)
99(a)       Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian,
            William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland
            R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff,
            Richard E. Ten Haken, Irving L. Thode.(8)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr.(9)

--------------------
(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(3) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(4) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(5) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.
(6) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.
(7) Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.
(9) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.

(10) Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.


(11) Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.


ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 26.  Number of Holders of Securities
                                                 Number of Record Holders
Mutual Fund Group                                as of January 31, 1998
-----------------                                -----------------------------
                                                    A        B   Institutional
                                                  Shares  Shares    Shares
                                                  ------  ------ -------------
U.S. Treasury Income Fund                         2,103     683       n/a
U.S. Government Securities Fund                      87     n/a        78
Balanced Fund                                     2,046   1,080       n/a
Short-Term Bond Fund                                248     n/a        61
Bond Fund                                           248     133        59
Large Cap Equity Fund                               775     347       172
American Value Fund                                 169     n/a       n/a
Equity Income Fund                                2,197   1,247       n/a
Small Cap Equity Fund                             8,468   7,232        10
Growth and Income Fund                           68,519  26,585         7
Capital Growth Fund                              34,259  25,015        13
International Equity Fund                         1,904   1,134       n/a
Southeast Asian Fund                                383     221       n/a
European Fund                                       300     263       n/a
Japan Fund                                          111      54       n/a
Select Growth and Income Fund                       n/a     n/a      none
Latin American Equity Fund                           28       6       n/a
Small Cap Opportunities Fund                      3,792   3,787       n/a


ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a Director
                                                                                of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.


Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan


Item 28(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------

James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited


Item 28(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------

Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset Management,
                                           Inc.; Vice President, The Chase
                                           Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 29.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                      Address
                  ----                      -------
Vista Fund Distributors, Inc.               One Chase Manhattan Plaza, 3rd Floor
                                            New York, NY 10081

DST Systems, Inc.                           210 W. 10th Street,
                                            Kansas City, MO 64105

The Chase Manhattan Bank                    270 Park Avenue,
                                            New York, NY 10017

Chase Asset Mangement, Inc.                 1211 Avenue of the
                                            Americas,
                                            New York, NY 10036

Chase Asset Management, Ltd. (London)       Colvile House
                                            32 Curzon Street
                                            London, England W1Y8AL

The Chase Manhattan Bank                    One Chase Square,
                                            Rochester, NY 14363

ITEM 31.  Management Services

          Not applicable

ITEM 32.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                  (4) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the post-effective amendment to the registration statement relating to Vista Latin American Equity Fund except as is otherwise permitted by the Staff of the Securities and Exchange Commission.

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 26th day of May, 1998.




                                                  MUTUAL FUND GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             *                     Chairman and Trustee            May 26, 1998
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                       May 26, 1998
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                         May 26, 1998
-------------------------------
    William J. Armstrong

             *                     Trustee                         May 26, 1998
-------------------------------
    John R.H. Blum

             *                     Trustee                         May 26, 1998
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                         May 26, 1998
    Roland R. Eppley, Jr.

             *                     Trustee                         May 26, 1998
-------------------------------
    Joseph J. Harkins

             *                     Trustee                         May 26, 1998
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                         May 26, 1998
    W.D. MacCallan

             *
-------------------------------    Trustee                         May 26, 1998
    W. Perry Neff

             *                     Trustee                         May 26, 1998
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                         May 26, 1998
-------------------------------
    Irv Thode

             *                     Trustee                         May 26, 1998
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                   May 26, 1998
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                     May 26, 1998
-------------------------------    Fact
    H. Richard Vartabedian